As filed with the Securities and Exchange Commission on March 2, 2000 Registration No. 333-61135

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                       POST-EFFECTIVE AMENDMENT NO. 3 TO
                                   FORM S-6

                  FOR REGISTRATION UNDER THE SECURITIES ACT
                   OF 1933 OF SECURITIES OF UNIT INVESTMENT
                       TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)


                                    (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401



It is proposed that this filing will become effective on May 1 , 2000 pursuant to paragraph (a) of Rule 485.


Title of securities being registered: interests in the Separate Account under M's Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee: None

Pacific Select   Exec Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)


Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  M's Versatile Product basics; The death benefit

    (b)  Cumulative or distributive securities.........  M's Versatile Product basics; The death benefit



    (c) Withdrawal or redemption..........................................  Withdrawals, surrenders and loans

    (d) Conversion, transfer, etc. .......................................  Withdrawals, surrenders and loans

    (e) Periodic payment plan.............................................  N/A

    (f) Voting rights.....................................................  Voting Rights

    (g) Notice to security holders........................................  Reports we'll send you

    (h) Consents required.................................................  Voting Rights

    (i) Other provisions..................................................  N/A

11. Type of securities comprising units...................................  M's Versatile Product basics

12. Certain information regarding periodic payment plan certificates......  N/A

13. (a) Load, fees, expenses, etc. .......................................  Deductions from your premiums; Surrendering your policy

    (b) Certain information regarding periodic payment plan certificates..  N/A

    (c) Certain percentages...............................................  Deductions from your premiums

    (d) Difference in price...............................................  N/A

    (e) Certain other fees, etc. .........................................  Deductions from your premiums; Surrendering your policy

    (f) Certain other profits or benefits.................................  The death benefit; Your policy's accumulated value

    (g) Ratio of annual charges to income.................................  N/A

14. Issuance of trust's securities........................................  M's Versatile Product basics

15. Receipt and handling of payments from purchasers..........  How premiums work

16. Acquisition and disposition of underlying securities......  Your policy's accumulated value; Your investment options

17. Withdrawal or redemption..................................  Withdrawals, surrenders and loans

18. (a) Receipt, custody and disposition of income............  Your policy's accumulated value

    (b) Reinvestment of distributions.........................  N/A

    (c) Reserves or special funds.............................  N/A

    (d) Schedule of distributions.............................  N/A

19. Records, accounts and reports.............................  Statements and Reports

20. Certain miscellaneous provisions of trust agreement:

    (a) Amendment.............................................  N/A

    (b) Termination...........................................  N/A

    (c) and (d) Trustees, removal and successor...............  N/A

    (e) and (f) Depositors, removal and successor.............  N/A

21. Loans to security holders.................................  Withdrawals, surrenders and loans

22. Limitations on liability..................................  N/A

23. Bonding arrangements......................................  N/A

24. Other material provisions of trust agreement..............  N/A


III. Organizations, Personnel and Affiliated Persons of Depositor

25.  Organization of depositor.......................................................  About Pacific Life

26.  Fees received by depositor......................................................  See Items 13(a) and 13(e)

27.  Business of depositor...........................................................  About Pacific Life

28.  Certain information as to officials and affiliated persons of depositor.........  About Pacific Life

29.  Voting securities of depositor..................................................  N/A

30.  Persons controlling depositor...................................................  N/A

31.  Payments by depositor for certain services rendered to trust....................  N/A

32.  Payments by depositor for certain other services rendered to trust..............  N/A

33.  Remuneration of employees of depositor for certain services rendered to trust...  N/A

34.  Remuneration of other persons for certain services rendered to trust............  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states....................................  N/A

36.  Suspension of sales of trust's securities.......................................  N/A

37.  Revocation of authority to distribute...........................................  N/A

38. (a) Method of distribution............  How policies are distributed

    (b) Underwriting agreements...........  How policies are distributed

    (c) Selling agreements................  How policies are distributed

39. (a) Organization of principal
        underwriters......................  How policies are distributed

    (b) N.A.S.D. membership of principal
        underwriters......................  How policies are distributed

40. Certain fees received by principal
    underwriters..........................  How policies are distributed

41. (a) Business of each principal
    underwriter...........................  How policies are distributed

    (b) Branch offices of each principal
        underwriter.......................  N/A

    (c) Salesmen of each principal
        underwriter.......................  N/A

42. Ownership of trust's securities by
    certain persons.......................  N/A

43. Certain brokerage commissions received
    by principal underwriters.............  N/A

44. (a) Method of valuation...............  Your policy's accumulated value

    (b) Schedule as to offering price.....  How premiums work

    (c) Variation in offering price to
        certain persons...................  Monthly deductions

45. Suspension of redemption rights.......  Timing of payments, forms and requests

46.  (a) Redemption valuation..............    Withdrawals, surrenders and loans

     (b) Schedule as to redemption price...    Withdrawals, surrenders and loans

47.  Maintenance of position in
     underlying securities.................    Your investment options

V.   Information Concerning the Trustee
     or Custodian

48.  Organization and regulation               N/A
     of trustee............................

49.  Fees and expenses of trustees.........    N/A

50.  Trustee's lien........................    N/A

VI.  Information Concerning Insurance of
     Holders of Securities

51.  Insurance of holders of trust's
     securities............................    The death benefit

VII. Policy of Registrant

52.  (a) Provisions of trust agreement
         with respect to selection or
         elimination of underlying
         securities........................    How our accounts work

     (b) Transactions involving elimination
         of underlying securities..........    How our accounts work

     (c) Policy regarding substitution or
         elimination of underlying
         securities........................    See Items 13(a) and 52(a)

     (d) Fundamental policy not otherwise
         covered...........................    N/A

53.  Tax status of trust...................    Variable life insurance and your
                                               taxes

VIII. Financial and Statistical Information

54. Trust's securities during last ten years...  N/A

55. N/A

56. Certain information regarding periodic
    payment plan certificates..................  N/A

57. N/A

58. N/A

59. Financial statements (Instruction 1(c)
    of "Instructions as to the Prospectus" of
    Form S-6)..................................  Financial statements

M'S VERSATILE PRODUCT  PROSPECTUS      , 2000

                       M's Versatile Product is a flexible premium variable life insurance policy issued by Pacific Life Insurance Company.

                       This prospectus provides information that you should know before buying a policy. It's accompanied by a current prospectus for the Pacific Select Fund and the M Fund, the funds that provide the underlying portfolios for the variable investment options offered under the policy. Please read these prospectuses carefully and keep them for future reference.

                       Here's a list of all of the investment options available under your policy:

This policy is not     VARIABLE INVESTMENT OPTIONS
available in all       Pacific Select Fund
states. This
prospectus is not      Aggressive Equity           Equity Index
an offer in any        Emerging Markets            Small-Cap Index
state or               Diversified Research        REIT
jurisdiction where     Small-Cap Equity (formerly  International Value (formerly
we're not legally       called "Growth")            called "International")
permitted to offer     International Large-Cap     Government Securities
the policy.            Bond and Income             Managed Bond
                       Equity                      Money Market
The policy is          I-Net Tollkeeper            High Yield Bond
described in detail    Multi-Strategy              Large-Cap Value
in this prospectus.    Equity Income
The Pacific Select     Growth LT
Fund and the M Fund    Mid-Cap Value
are described in
their prospectuses     M Fund
and in their           Variable Account I: Brandes International Equity
Statements of          Variable Account II: Turner Core Growth
Additional             Variable Account III: Frontier Capital Appreciation
Information (SAI).     Variable Account IV: Enhanced U.S. Equity
No one has the
right to describe      FIXED OPTIONS
the policy, Pacific    Fixed Account
Select Fund or the     Fixed LT Account
M Fund any
differently than
they have been
described in these
documents.

You should be aware
that the Securities
and Exchange
Commission (SEC)
has not reviewed
the policy for its
investment merit,
and does not
guarantee that the
information in this
prospectus is
accurate or
complete. It's a
criminal offense to
say otherwise.

YOUR GUIDE TO THIS PROSPECTUS

An overview of M's Versatile Product                                         4
------------------------------------------------------------------------------
M's Versatile Product basics                                                13
Owners, person insured by the policy, and beneficiaries                     14
Policy date, monthly payment date, and policy anniversary date              15
Statements and reports we'll send you                                       16
Your right to cancel                                                        16
Timing of payments, forms and requests                                      17
Telephone transactions                                                      18
------------------------------------------------------------------------------
The death benefit                                                           19
Choosing your death benefit option                                          19
Choosing a death benefit qualification test                                 20
Comparing the death benefit options                                         21
When we pay the death benefit                                               23
Changing your death benefit option                                          23
Changing the face amount                                                    24
Optional riders                                                             25
------------------------------------------------------------------------------
How premiums work                                                           27
Planned periodic premium payments                                           27
Deductions from your premiums                                               28
Allocating your premiums                                                    28
Limits on the premium payments you can make                                 29
------------------------------------------------------------------------------
Your policy's accumulated value                                             30
Calculating your policy's accumulated value                                 30
Monthly deductions                                                          30
Lapsing and reinstatement                                                   33
------------------------------------------------------------------------------
Your investment options                                                     35
Variable investment options                                                 35
Fixed options                                                               39
Transferring among investment options                                       39
Transfer programs                                                           40
------------------------------------------------------------------------------
Withdrawals, surrenders and loans                                           42
Making withdrawals                                                          42
Taking out a loan                                                           43
Ways to use your policy's loan and withdrawal features                      44
Surrendering your policy                                                    45
------------------------------------------------------------------------------
General information about your policy                                       47
------------------------------------------------------------------------------
Variable life insurance and your taxes                                      50
------------------------------------------------------------------------------
About Pacific Life                                                          54
------------------------------------------------------------------------------
Appendices                                                                  62
Appendix A:  Mortality and expense risk face amount charge: rates
             per $1,000 of initial face amount                              62
Appendix B:  Surrender charge: current rates per $1,000 of initial
             face amount                                                    63
Appendix C:  Death benefit percentages                                      64
------------------------------------------------------------------------------
Where to go for more information                                    back cover

                       Terms used in this prospectus
                       We've tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We've identified some of these below and the pages where you'll find an explanation of what they mean.

                       If you have any questions, please ask your registered representative or call us at1-800-800-7681.

Accumulated value          30
Accumulation units         37
Age                        14
Allocation                 28
Assignment                 49
Beneficiary                15
Business day               17
Cash surrender value       45
Cash value accumulation
 test                      20
Contingent beneficiary     15
Cost of insurance rate     30
Death benefit              19
Death benefit percentage   20
Death benefit qualifica-
 tion test                 20
Face amount                19
Fixed account              39
Fixed LT account           39
Fixed options              39
General account            55
Guideline minimum death
 benefit                   20
Guideline premium limit    29
Guideline premium test     20
Illustration               16
In force                   13
Income benefit             47

Joint owners               14
Lapse                      33
Loan account               43
Modified endowment con-
 tract                     52
Monthly payment date       15
Net amount at risk         31
Net cash surrender value   45
Net premium                27
Net single premium         20
Outstanding loan amount    43
Planned periodic premium   27
Policy anniversary         15
Policy date                15
Policy year                15
Portfolio                  35
Proper form                17
Reinstatement              34
Riders                     25
Separate account           55
Seven-pay limit            52
Tax code                   50
Unit value                 37
Variable account           35
Variable investment op-
 tion                      35

In this prospectus,
you and your mean
the policyholder or
owner. Pacific
Life, we, us and
our refer to
Pacific Life
Insurance Company.
M Fund refers to M
Fund, Inc. Policy
means an M's
Versatile Product
variable life
insurance policy,
unless we state
otherwise.

AN OVERVIEW OF M'S VERSATILE PRODUCT

                       This overview tells you some key things you should know about your policy. It's designed as a summary only-- please read the entire prospectus and your policy for more detailed information.

                       Some states have different rules about how life insurance policies are described or administered. The terms of your policy, or of any endorsement or rider, prevail over what's in this prospectus.

                      ---------------------------------------------------------
M's Versatile
Product basics
                       M's Versatile Product is a flexible premium variable life insurance policy.

This policy may be     . Flexible premium means you can vary the amount and
appropriate if you       frequency of your premium payments.
want to provide a
death benefit for      . Variable means the policy's value depends on the
family members or        performance of the investment options you choose.
others or to help
meet other long-       . Life insurance means the policy provides a death
term financial           benefit to the beneficiary you choose.
objectives. It may
not be the right
kind of policy if      In addition to providing a death benefit that is
you plan to            generally free of federal income tax, any growth in
withdraw money for     your policy's accumulated value is tax-deferred. You
short-term needs.      can choose from 25 variable investment options, 21 of
                       which invest in a corresponding portfolio of the
                       Pacific Select Fund and four of which invest in a
                       corresponding portfolio of M Fund. You can also choose
Please discuss your    from two fixed options, both of which provide a
insurance needs and    guaranteed minimum rate of interest.
financial
objectives with
your registered        You may choose to allocate net premium and accumulated
representative.        value to no more than 20 investment options at any one
                       time.

                       M's Versatile Product is designed for long-term
You'll find more       financial planning. Please take some time to read the
about the basics of    information in this prospectus before you decide if
M's Versatile          this life insurance policy meets your insurance needs
Product starting on    and financial objectives.
page 13.
                       Your right to cancel
                       During the free look period, you have the right to cancel your policy and return it to us or your registered representative for a refund. The amount of your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you signed your application in a state that requires us to refund premium payments, we'll hold the net premiums in the Money Market investment option until the free look transfer date.

                      ---------------------------------------------------------
The death benefit
                       You can choose one of three death benefit options
Your policy            depending on what is more important to you: a larger
provides a death       death benefit or building the accumulated value of your
benefit for your       policy.
beneficiary after
the person insured     The death benefit will always be the greater of the
by the policy has      death benefit under the option you choose or the
died, as long as       guideline minimum death benefit.
your policy is in
force.                 This policy offers two ways to calculate the guideline
                       minimum death benefit: the cash value accumulation test
You'll find more       and the guideline premium test. These are called death
about the death        benefit qualification tests. The test you choose will
benefit starting on    generally depend on the amount of premiums you want to
page 19.               pay. In general, you should choose the cash value
                       accumulation test if you do not want to limit the amount of premiums you can pay into your policy.

                       You cannot change your death benefit qualification test. But you can change your death benefit option and increase or decrease your policy's face amount (with certain restrictions) while your policy is in force. Any of these changes may affect your policy charges.

                       Optional riders
                       There are nine optional riders that provide extra benefits, some at additional cost. Not all riders are available in every state, and some riders may only be added when you apply for your policy.

                      ---------------------------------------------------------
How premiums work
                       Deductions from your premiums
Your policy gives      We deduct a premium load from each premium payment you
you the flexibility    make. The premium load is made up of a sales load, a
to choose the          state and local tax charge, and a federal tax charge.
amount and
frequency of your      Limits on the premium payments you can make
premium payments       Federal tax law puts limits on the premium payments you
within certain         can make in relation to your policy's death benefit. We
limits. Each           may refuse all or part of a premium payment you make,
premium payment        or remove all or part of a premium from your policy and
must be at least       return it to you under certain circumstances.
$50.

You'll find more
about how premiums
work starting on
page 27.

                      ---------------------------------------------------------
Your policy's
accumulated value
                       Accumulated value is the value of your policy on any
Accumulated value      business day. It is not guaranteed - it depends on the
is used as the         performance of the investment options you've chosen,
basis for              the premium payments you've made, policy charges, and
determining policy     how much you've borrowed or withdrawn from the policy.
benefits and
charges. If there      Monthly deductions
is not enough          We deduct a monthly charge from your policy's
accumulated value      accumulated value on each monthly payment date. The
to cover policy        charge is made up of cost of insurance, an
charges, your          administrative charge, and a mortality and expense risk
policy could lapse.    charge. If you add any riders, we'll add any charges
                       for them to your monthly charge.
You'll find more
about accumulated      Lapsing and reinstatement
value starting on      If there is not enough accumulated value to cover the
page 30.               monthly charge on the day we make the deduction, your
                       policy may lapse - which means you'll no longer have any insurance coverage. If your policy is in danger of lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses at the end of the grace period, you have five years from the day it lapses to apply for a reinstatement.

AN OVERVIEW OF M'S VERSATILE PRODUCT

                      ---------------------------------------------------------
Your investment
options

The investment         You can choose from 25 variable investment options, 21
options you choose     of which invest in a corresponding portfolio of the
will affect your       Pacific Select Fund and four of which invest in a
policy's               corresponding portfolio of the M Fund.
accumulated value,
and may affect the     We're the investment adviser for the Pacific Select
death benefit.         Fund. We oversee the management of all the fund's
                       portfolios and manage two of the portfolios directly.
                       We've retained other portfolio managers to manage the
Please review the      other portfolios.
investment options
carefully and ask      M Financial Investment Advisers, Inc. (MFIA) is the
your registered        investment adviser for the M Fund, and has retained
representative to      other firms to manage the M Fund's portfolios. MFIA and
help you choose the    the M Fund's Board of Directors oversee the management
right ones for your    of all of the M Fund's portfolios.
goals and risk
tolerance.             The value of each portfolio will fluctuate with the
                       value of the investments it holds, and returns are not
You'll find more       guaranteed.
about the
investment options     You can also choose from two fixed options, the Fixed
starting on page       account and the Fixed LT account, both of which provide
36.                    a guaranteed minimum annual interest rate of 3%. We may
                       offer a higher interest rate. If we do, we'll guarantee that rate for one year.

                       We allocate your premium payments and accumulated value to the investment options you choose. Your policy's accumulated value will fluctuate depending on the investment options you've chosen. You bear the investment risk of any variable investment options you choose.

                       In some states we'll hold your premium payments in the Money Market investment option until the free look transfer date. Please turn to Your right to cancel for details.

You'll find out        Transferring among investment options
more about our         You can transfer among the investment options during
automatic transfer     the life of your policy without paying any current
programs starting      income tax. There is currently no charge for transfers.
on page 40.
                       You can make as many transfers as you like between
                       variable investment options. You can also make
Your policy's          automatic transfers from one variable investment option
accumulated value      to another using our dollar cost averaging or portfolio
may be allocated to    rebalancing programs. These programs are not available
up to 20 investment    for the fixed options.
options at any one
time.                  You can only make one transfer from each fixed option
                       in any 12-month period. For the Fixed account, each transfer may be no more than $5,000 or 25% of the accumulated value in the Fixed account, whichever is greater. For the Fixed LT account, each transfer may be no more than $5,000 or 10% of the accumulated value in the Fixed LT account, whichever is greater. You can only transfer to the fixed options in the policy month right before each policy anniversary.

                       You can also make automatic transfers from the Fixed account to other investment options during the first policy year using our first year transfer program.

                      ---------------------------------------------------------
Withdrawals,
surrenders and
loans
                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or     Making withdrawals
make your policy       You can withdraw part of your policy's net cash
more susceptible to    surrender value starting on your policy's first
lapsing. Be sure to    anniversary. This reduces your policy's accumulated
plan carefully         value and could affect the face amount and death
before using these     benefit.
policy benefits.

You'll find more
about withdrawals,
surrenders and
loans starting on
page 42.

                       Taking out a loan
                       You can take out a loan from us using your policy's accumulated value as security. You pay interest at an annual rate of 3.25% on the amount you borrow. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest at an annual rate of 3%.

                       The amount in the loan account is not available to help pay for any policy charges. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.

                       Surrendering your policy
                       You can surrender or cash in your policy for its net cash surrender value while the person insured by the policy is still living. If you surrender your policy during the first 10 policy years, we'll apply a surrender charge. If you increase your policy's face amount and surrender your policy during the first 10 years after the increase, we'll apply a surrender charge to the amount of the increase.

                      ---------------------------------------------------------
Variable life          Your beneficiary generally will not have to pay federal
insurance and your     income tax on death benefit proceeds. You'll also
taxes                  generally not be taxed on any or all of your policy's
                       accumulated value unless you receive a cash
There are tax          distribution by making a withdrawal or surrendering
issues to consider     your policy.
when you own a life
insurance policy.      If your policy is a modified endowment contract, all
These are described    distributions you receive during the life of the policy
in detail starting     may be subject to tax and a 10% penalty.
on page 50.

                      ---------------------------------------------------------
About Pacific Life
                       Pacific Life is a life insurance company based in
When you buy a life    California. We issue the policies. Pacific Mutual
insurance policy,      Distributors, Inc., our subsidiary, is the distributor
you're relying on      of the policies.
the insurance
company that issues    How our accounts work
it to be able to       We put your premium payments in our general and
meet its financial     separate accounts. We own the assets in our accounts
obligations to you.    and make the allocations to the investment options
                       you've chosen.
You'll find more
about Pacific Life,    Amounts allocated to the fixed options are held in our
and our strength as    general account. Our general account includes all of
a company, starting    our assets, except for those held in our separate
on page 54.            accounts. Our ability to meet our obligations under the
                       policy is backed by our strength as an insurance
We may use any         company.
profit derived from
any charges under      Amounts allocated to the variable investment options
the policy for any     are held in our separate account. The assets in this
lawful purpose,        account are kept separate from the assets in our
including our sales    general account and our other separate accounts, and
and distribution       are protected from our general creditors.
expenses.

AN OVERVIEW OF M'S VERSATILE PRODUCT

                                              This section of the overview explains the fees and expenses associated with your
                                              M's Versatile Product policy.

                                              --------------------------------------------------------------------------------------

Understanding policy expenses and                        YOUR PREMIUM
cash flow                                                You make a
                                                         premium
The chart to the right illustrates how cash              payment
normally flows through an M's Versatile
Product policy.                                                                                                    We deduct a
                                                                                                                   premium load
The dark shaded boxes show the fees and
expenses you pay directly or indirectly                  NET PREMIUM
under your policy. These are explained in                We allocate the
the pages that follow.                                   net premium to
                                                         the investment
In some states we'll hold your net premium               options you
payments in the Money Market investment                  choose                                PACIFIC SELECT
option until the free look transfer date.                                                      FUND
Please turn to Your right to cancel for                                                        The variable
details.                                                                                       investment
                                                                                               options invest
                                                                                               in the Pacific
                                                                                               Select Fund's
                                                                                               portfolios          The funds
                                                FIXED OPTIONS       VARIABLE                                       deduct advisory
                                                We hold amounts     INVESTMENT                                     fees and other
                                                you allocate        OPTIONS                                        fund expenses
                                                to these            We hold amounts                                from the
                                                options in          you allocate                                   portfolios
                                                our general         to these
                                                account             options in our
                                                                    separate account           M FUND
                                                                                               The variable
                                                                                               investment          We deduct:
                                                                                               options invest      . cost of
                                                                                               in the M Fund's       insurance
                                                                                               portfolios          . administrative
                                                                                                                     charge
                                                                                                                   . mortality and
                                                                                                                     expense risk
                                                                                     We make monthly deductions      charge
                                                                                                                   . rider charges

                                                LOAN ACCOUNT        ACCUMULATED                                    We deduct a
                                                Accumulated         VALUE              If you make a withdrawal    withdrawal
                                                value set aside     The total value                                charge
                                                to secure a         of your policy
                                                policy loan
                                                                                                                   We deduct a
                                                                                   If you surrender your policy    surrender charge
                                                                                                                   . during the
                                                                                                                     first 10 policy
                                                                                                                     years
                                                                                                                   . during the
                                                                                                                     first 10 years
                                                                                                                     after you
                                                                                                                     increase the
                                                                                                                     face amount

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
The premium load is    make. The load is made up of three charges:
explained in more
detail on page 28.     Sales load - 3.5% of each premium payment.

                       State and local tax charge - 2.35% of each premium payment.

                       Federal tax charge - 1.50% of each premium payment.

                      ---------------------------------------------------------
Deductions from        We deduct a monthly charge from your policy's
your policy's          accumulated value in the investment options on each
accumulated value      monthly payment date. This charge is made up of three
                       charges:
The monthly charge
is explained in        Cost of insurance - We deduct a cost of insurance
more detail            charge based on the cost of insurance rate for your
starting on page       policy's initial face amount and for each increase you
30.                    make to the face amount. We calculate this charge by
                       multiplying the current cost of insurance rate by a
An example             discounted net amount at risk at the beginning of each
For a policy that      policy month. When the person insured by the policy
insures a male non-    reaches age 100, the cost of insurance charge is zero--
smoker who is age      in other words, you no longer pay any cost of insurance
45 when the policy     charge.
is issued, with:
                       Administrative charge - We deduct a charge of $7.50 a
 . a face amount of     month. When the person insured by the policy reaches
  $350,000             age 100, the administrative charge is zero -- in other
 . accumulated value    words, you no longer pay any administrative charge.
  of $30,000 after
  deducting any
  outstanding loan     Mortality and expense risk charge - The mortality and
  amount.              expense risk charge varies depending on your policy's
                       face amount, the age of the person insured by the
The monthly charge     policy, and accumulated value. We deduct a charge based
for the M&E risk       on your policy's initial face amount and on each
face amount charge     increase to the face amount. The charge is made up of
is:                    two separate charges:

 . $126.00 under        . The M&E risk face amount charge, which we deduct
  death benefit          every month during the first 10 policy years at a
  Option A and           rate that is based on the age of the person insured
  Option C               by the policy on the policy date and each $1,000 of
  (($350,000 /           the initial face amount of your policy. If you
  1,000) X 0.360)        increase your policy's face amount, the charge for
                         the amount of the increase is based on the age of the
 . $181.30 under          person insured by the policy on the day of the
  death benefit          increase.
  Option B
  (($350,000 /
  1,000) X 0.518)      . The M&E risk asset charge, which we deduct every
                         month at a guaranteed maximum annual rate of:

The monthly charge       . 0.45% (0.0375% monthly), of the first $25,000 of
for the M&E risk           your policy's accumulated value in the investment
asset charge is            options, plus
$9.58 (($25,000 X
0.0375%) plus
($5,000 X
0.0042%)).

Sample rates for         . 0.05% (0.0042% monthly) of the accumulated value in
the M&E risk face          the investment options that exceeds $25,000.
amount charge
appear in Appendix
A. We may charge a lower annual rate for the M&E risk asset charge.

                       For the purposes of this charge, accumulated value is calculated on the monthly payment date before we deduct the monthly charge, but after we deduct any outstanding loan amount or allocate any new net premiums, withdrawals or loans. When the person insured by the policy reaches age 100, the annual rate is 0% -- in other words, you no longer pay this charge.

                       Riders - If you add any riders to your policy, we add any charges for them to your monthly charge.

AN OVERVIEW OF M'S VERSATILE PRODUCT

                      ---------------------------------------------------------
Withdrawal and
surrender charges
                       You can withdraw part of your policy's net cash
Withdrawal and         surrender value at any time starting on your policy's
surrender charges      first anniversary. There is a $25 charge for each
are explained in       withdrawal you make. We deduct this charge
more detail on         proportionately from all of your investment options.
pages 42 and 45.
                       If you surrender or cash in your policy during the
An example             first 10 years of owning the policy, we'll deduct a
For a policy:          surrender charge. If you increase your policy's face
 . that insures a       amount and surrender your policy during the first 10
  male non-smoker      years after the increase, we'll apply a surrender
  who is age 45        charge to the amount of the increase.
  when the policy
  is issued            The surrender charge is assessed at a rate that is
 . with an initial      based on the age and risk class of the person insured
  face amount of       by the policy on the policy date, and each $1,000 of
  $350,000.            the initial face amount of your policy. The amount of
                       the surrender charge does not change during the first
For death benefit      policy month. We reduce the charge by 0.8403% a month
Option A and           until it reaches zero at the end of 10 policy years.
Option C, the
surrender charge       If you increase your policy's face amount, each
is:                    increase has a surrender charge and maximum surrender
                       charge based on the amount of the increase. If you
 . $724.50 at issue     decrease the face amount, the decrease will not affect
  (($350,000 /         your policy's surrender charge or maximum surrender
  $1,000) X 2.07)      charge.

 . $219.19 at the
  end of the
  seventh policy
  year ($724.50 -
  ($724.50 X .8403%
  X 83 months))

For death benefit
Option B, the
surrender charge
is:

 . $1,029.00 at
  issue (($350,000
  / $1,000) X 2.94)

 . $311.32 at the
  end of the
  seventh policy
  year ($1,029.00 -
  ($1,029.00
  X .8403% X 83
  months))

Sample rates for
the surrender
charge appear in
Appendix B.

                      ---------------------------------------------------------
Fees and expenses      The Pacific Select Fund and the M Fund pay advisory
paid by the            fees and other expenses. These are deducted from the
Pacific Select Fund    assets of each portfolio and may vary from year to
and the M Fund         year. They are not fixed and are not part of the terms
                       of your policy. If you choose a variable investment
You'll find more       option, these fees and expenses affect you indirectly
about the Pacific      because they reduce portfolio returns.
Select Fund
starting on page       Fees and expenses paid by Pacific Select Fund
35, and in the         Advisory fee
Pacific Select         Pacific Life is the investment adviser to the Pacific
Fund's prospectus,     Select Fund. The Pacific Select Fund pays an advisory
which accompanies      fee to us for these services. The table below shows the
this prospectus.       advisory fee as an annual percentage of each
                       portfolio's average daily net assets.
You'll find more
about the M Fund       Other expenses
starting on page
35, and in the M       The table also shows expenses the Pacific Select Fund
Fund's prospectus,     paid in 1999 as an annual percentage of each
which accompanies      portfolio's average daily net assets. To help limit
this prospectus.       fund expenses, we've agreed to waive all or part of our
                       investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2001. No reimbursement was necessary for 1999.

                       ----------------------------------------------------------------
                   Pacific Select Fund
                   Portfolios               Advisory fee Other expenses Total expenses+
                       ----------------------------------------------------------------
                   Aggressive Equity
                   Emerging Markets
                   Diversified Research/2/
                   Small-Cap Equity
                   International Large-
                    Cap/2/
                   Bond and Income
                   Equity
                   I-Net Tollkeeper/2/
                   Multi-Strategy/1/
                   Equity Income/1/                 [To be updated]
                   Growth LT
                   Mid-Cap Value
                   Equity Index
                   Small-Cap Index
                   REIT
                   International Value
                   Government Securities
                   Managed Bond
                   Money Market/1/
                   High Yield Bond/1/
                   Large-Cap Value
                       ----------------------------------------------------------------

                       /1/ Total net expenses for these portfolios in 1999, after deduction of an offset for custodian credits,
                       was:   % for Money Market Portfolio,   % for High Yield
                       Bond Portfolio,   % for Equity Income Portfolio, and
                         % for Multi-Strategy Portfolio.

                       /2/ Expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.

                       + Effective January 1, 2000, the fund implemented a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses which it would otherwise incur for distribution. If you assume the credits are a direct fund expense, the expense would have no effect on Other Expenses shown above.

AN OVERVIEW OF M'S VERSATILE PRODUCT

                       Fees and expenses paid by the M Fund
                       Advisory fee
                       MFIA is the investment adviser to the M Fund. The M Fund pays an advisory fee to MFIA for these services. The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets.

                       Other expenses

                       The table also shows expenses the M Fund paid in 1999 as an annual percentage of each portfolio's average daily net assets. MFIA has agreed to pay operating expenses of the M Fund (not including brokerage or other portfolio transaction expenses, expenses for litigation, indemnification, taxes or other extraordinary expenses) that exceed 0.25% of each portfolio's average daily net assets. MFIA does this voluntarily, but does not guarantee that it will
                       continue to do so after December 31,     .

                   ------------------------------------------------------------------
                   M Fund Portfolios/1/   Advisory fee  Other expenses Total expenses
                   ------------------------------------------------------------------
                   Brandes International
                    Equity
                   Turner Core Growth                  [to be updated]
                   Frontier Capital
                    Appreciation
                   Enhanced U.S. Equity
                   ------------------------------------------------------------------

                       /1/ Actual expenses in 1999 were:      % for Brandes
                       International Equity,     % for Turner Core Growth,
                           % for Frontier Capital Appreciation, and     % for
                       Enhanced U.S. Equity. MFIA paid the difference.

M'S VERSATILE PRODUCT BASICS

                       When you buy an M's Versatile Product life insurance policy, you're entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your policy, applications to change or reinstate the policy, any amendments, riders or endorsements to your policy, and specification pages.

                      ---------------------------------------------------------
Policy amendments      When we approve your signed application, we'll issue
and endorsements       your policy. If your application does not meet our
are a part of your     underwriting requirements, we can reject it or ask you
policy and confirm     for more information. Once we receive your first
changes you or we      premium payment, the policy has been delivered to you
make to the policy.    and any delivery requirements have been met, we'll
                       consider your policy to be in force. That's when our
Specification pages    obligations under the policy begin.
summarize
information            Your policy will be in force until one of the following
specific to your       happens:
policy at the time     . the person insured by the policy dies
the policy is          . the grace period expires and your policy lapses, or
issued.                . you surrender your policy.

                       If your policy is not in force when the person insured
Riders provide         by the policy dies, we are not obligated to pay the
extra benefits,        death benefit proceeds to your beneficiary.
some at additional
cost. Not all          M's Versatile Product is a flexible premium variable
riders are             life insurance policy that insures the life of one
available in every     person and pays death benefit proceeds after that
state, and some        person has died.
riders may only be
added when you         Under a flexible premium life insurance policy, you
apply for your         have the flexibility to choose the amount and frequency
policy.                of your premium payments. You must, however, pay enough
                       premiums to cover the ongoing cost of policy benefits.
This policy may be
appropriate if you     A premium load is deducted from each premium payment
want to provide a      you make. The resulting net premium is allocated to the
death benefit for      investment options you choose, and becomes part of your
family members or      policy's accumulated value.
others or to help
meet other long-       Charges are deducted from the accumulated value each
term financial         month to help cover the cost of the policy's death
objectives. It may     benefit and other expenses. If there is not enough
not be the right       accumulated value to cover the monthly charge on the
kind of policy if      day we make the deduction, your policy may lapse after
you plan to            a grace period - which means you'll no longer have any
withdraw money for     insurance coverage.
short-term needs.
                       Investment earnings will increase your policy's
Please discuss your    accumulated value, while investment losses will
insurance needs and    decrease it. The premium payments you'll be required to
financial              make to keep your policy in force will be influenced by
objectives with        the investment results of the investment options you've
your registered        chosen.
representative.

In some states
we'll hold your net
premium payments in
the Money Market
investment option
until the free look
transfer date.
Please turn to Your
right to cancel for
details.

M'S VERSATILE PRODUCT BASICS

                      ---------------------------------------------------------
Owners, person         Owners
insured by the         The owner is the person named on the application who
policy, and            makes the decisions about the policy and its benefits
beneficiaries          while it's in force. You can own a policy by yourself
                       or with someone else. Two or more owners are called
Please consult your    joint owners. You need the signatures of all owners for
financial advisor      all policy transactions.
or a lawyer about
designating            If one of the joint owners dies, the surviving owners
ownership              will hold all rights under the policy. If the last
interests.             joint owner dies, his or her estate will own the policy
                       unless you've given us other instructions.
If you would like
to change the owner    A policy can also be owned by an institution, trust,
of your policy,        corporation or group or sponsored arrangement. These
please contact us      owners often buy more than one policy, which may
or your registered     qualify them for reduced charges or lower premium
representative for     payments.
a change of owner
form. We can           We may reduce or waive the sales load or surrender
process the change     charges on policies sold to our directors or employees,
only if we receive     to any of our affiliates, or to trustees, employees or
your instructions      affiliates of the fund.
in writing.
                       You can change the owner of your policy by completing a change of owner form. Once we've received and recorded your request, the change will be effective as of the day you signed the change of owner form.

                       Person insured by the policy
Risk classes are       This policy insures the life of one person who is age
usually based on       85 or younger at the time you apply for your policy,
age, gender, health    and who has given us satisfactory evidence of
and whether or not     insurability. Your policy refers to this person as the
the person to be       insured. The policy pays death benefit proceeds after
insured by the         this person has died.
policy smokes. Most
insurance companies    The person to be insured by the policy is assigned an
use similar risk       underwriting or insurance risk class which we use to
classification         calculate cost of insurance and other charges. We
criteria.              normally use the medical or paramedical underwriting
                       method to assign underwriting or insurance risk
When we refer to       classes, which may require a medical examination. We
age throughout this    may, however, use other forms of underwriting if we
prospectus, we're      think it's appropriate.
using the word as
we've defined it       When we use a person's age in policy calculations, we
here, unless we        generally use his or her age as of the nearest policy
tell you otherwise.    date, and we add one year to this age on each policy
                       anniversary date. For example, when we talk about someone "reaching age 100", we're referring to the policy anniversary date closest to that person's 100th birthday, not to the day when he or she actually turns
                       100.

                       Beneficiaries
                       The beneficiary is the person, people, entity or entities you name to receive the death benefit proceeds. Here are some things you need to know about naming beneficiaries:

                       . You can name one or more primary beneficiaries who
                         each receive an equal share of the death benefit proceeds unless you tell us otherwise. If one beneficiary dies, his or her share will pass to the surviving primary beneficiaries in proportion to the share of the proceeds they're entitled to receive, unless you tell us otherwise.

                       . You can also name a contingent beneficiary for each
                         primary beneficiary you name. The contingent
                         beneficiary will receive the death benefit proceeds
                         if the primary beneficiary dies.
If you would like
to change the          . You can choose to make your beneficiary permanent
beneficiary of your      (sometimes called irrevocable). You cannot change a
policy, please           permanent beneficiary's rights under the policy
contact us or your       without his or her permission.
registered
representative for     . If none of your beneficiaries is still living when
a change of              the death benefit proceeds are payable, you as the
beneficiary form.        policy owner will receive the proceeds. If you're no
We can process the       longer living, the proceeds will go to your estate.
change only if we
receive your           . You can change your beneficiary at any time while the
instructions in          person insured by the policy is still living, and
writing.                 while the policy is in force. The change will be
                         effective as of the day you signed the change of beneficiary form.

                      ---------------------------------------------------------
Policy date,           Your policy date
monthly payment        This is usually the day we approve your policy
date, policy           application. It's also the beginning of your first
anniversary date       policy year. Your policy's monthly, quarterly, semi-
                       annual and annual anniversary dates are based on your
In Massachusetts,      policy date.
the policy date is
known as the issue     The policy date is set so that it never falls on the
date.                  29th, 30th or 31st of any month. We'll apply your first
                       premium payment as of your policy date or as of the day we receive your premium, whichever is later.

                       Backdating your policy
In Ohio, your          You can have your policy backdated up to six months, as
policy can be          long as we approve it. Backdating in some cases may
backdated only         lower your cost of insurance rates since these rates
three months.          are based on the age of the person insured by the
                       policy. Your first premium payment must cover the premium load and monthly charges for the period between the backdated policy date and the day your policy is issued.

                       Your monthly payment date
                       This is the day we deduct the monthly charges from your policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter. Monthly charges are explained in the section called Your policy's accumulated value.

                       Your policy anniversary date
                       This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

M'S VERSATILE PRODUCT BASICS

                      ---------------------------------------------------------
Statements and         We send the following statements and reports to policy
reports                owners:
we'll send you
                       . a confirmation for many financial transactions,
                         usually including premium payments and transfers,
                         loans, loan repayments, withdrawals and surrenders.
                         Monthly deductions and scheduled transactions made
We can create            under the dollar cost averaging, portfolio
customized               rebalancing and first year transfer programs are
hypothetical             reported on your quarterly policy statement.
illustrations of
benefits under your    . a quarterly policy statement. The statement will tell
policy based on          you the accumulated value of your policy by
different                investment options, cash surrender value, the amount
assumptions.             of the death benefit, the policy's face amount, and
                         any outstanding loan amount. It will also include a
We'll send you one       summary of all transactions that have taken place
policy illustration      since the last quarterly statement, as well as any
free of charge each      other information required by law.
policy year if you
ask for one. We
reserve the right      . supplemental schedules of benefits and planned
to charge $25 for        periodic premiums. We'll send these to you if you
additional               change your policy's face amount or change any of the
illustrations.           policy's other benefits.

                       . financial statements, at least annually or as
                         required by law, of the separate account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund.

                       . any financial statements that we receive from M Fund.

                      ---------------------------------------------------------
Your right to          During the free look period, you have the right to
cancel                 cancel your policy and return it to us or your
                       registered representative for a refund.
There are special
rules for the free     The amount of your refund may be more or less than the
look period in         premium payments you've made, depending on the state
certain states.        where you signed your application. We'll always deduct
Here are some          any outstanding loan amount from the amount we refund
examples:              to you.
 . In California the
  free look period     You'll find a complete description of the free look
  ends 30 days         period that applies to your policy on the policy's
  after you receive    cover sheet, or on a notice that accompanied your
  your policy if       policy. Generally, the free look period ends 10 days
  you're 60 years      after you receive your policy. Some states may have a
  old or over or if    different free look period if you are replacing another
  you're replacing     life insurance policy.
  another life
  insurance policy.    In most states, your refund will be based on the
 . In Colorado the      accumulated value of your policy. In these states,
  free look period     we'll allocate your net premiums to the investment
  ends after 15        options you've chosen. If you exercise your right to
  days.                cancel, your refund will be:
 . In North Dakota
  the free look        . any charges or taxes we've deducted from your
  period ends after      premiums
  20 days.             . the net premiums allocated to the fixed options
                       . the accumulated value allocated to the variable
Please call us or        investment options
your registered        . any monthly charges and fees we've deducted from your
representative if        policy's accumulated value in the variable investment
you have questions       options.
about your right to
cancel your policy.

                       In some states we're required to refund the premium payments you've made. If you sign your application in one of these states, we'll hold the net premiums in the Money Market investment option until the free look transfer date. On that day, we'll transfer the accumulated value in the Money Market investment option to the investment options you've chosen.

                       The free look transfer date is the latest of the following:

                       . 15 days after we issue your policy
                       . when we consider your policy to be in force.
                      ---------------------------------------------------------
                       Effective date

                       The effective date of payments, forms and requests you
Timing of payments,    send us is usually determined by the day and time we
forms and requests     receive the item in proper form at the mailing address
                       that appears on the back cover of this prospectus.
A business day,
called a valuation     Planned periodic premium payments, loan requests,
date in your           transfer requests, loan payments or withdrawal or
policy, is any day     surrender requests that we receive in proper form
that the New York      before 4:00 p.m. Eastern time on a business day will
Stock Exchange and     normally be effective as of the end of that day, unless
our life insurance     the transaction is scheduled to occur on another
client services        business day. If we receive your payment or request on
offices are open.      or after 4:00 p.m. Eastern time on a business day, your
It usually ends at     payment or request will be effective as of the end of
4:00 p.m. Eastern      the next business day. If a scheduled transaction falls
time.                  on a day that is not a business day, we'll process it
                       as of the end of the next business day.
The New York Stock
Exchange is usually    Other forms, notices and requests are normally
closed on weekends     effective as of the next business day after we receive
and on the             them in proper form, unless the transaction is
following days:        scheduled to occur on another business day. Change of
                       owner and beneficiary forms are effective as of the day
 . New Year's Day,      you sign the change form, once we receive them in
  Martin Luther        proper form.
  King, Jr. Day,
  President's Day,     Proper form
  Good Friday,         We'll process your requests once we receive all
  Memorial Day,        letters, forms or other necessary documents, completed
  July Fourth,         to our satisfaction. Proper form may require, among
  Labor Day,           other things, a signature guarantee or some other proof
  Thanksgiving Day     of authenticity. We do not generally require a
  and Christmas        signature guarantee, but we may ask for one if it
  Day, and             appears that your signature has changed, if the
                       signature does not appear to be yours, if we have not
 . the Friday before    received a properly completed application or
  New Year's Day,      confirmation of an application, or for other reasons to
  July Fourth or       protect you and us.
  Christmas Day if
  that holiday
  falls on a
  Saturday

 . the Monday
  following New
  Year's Day, July
  Fourth or
  Christmas Day if
  that holiday
  falls on a Sunday

unless unusual
business conditions
exist, such as the
ending of a monthly
or the yearly
accounting period.

Our client services
offices are also
usually closed on
the following days:
 . the Monday before
  New Year's Day,
  July Fourth, or
  Christmas Day, if
  any of these
  holidays falls on
  a Tuesday
 . the Tuesday
  before Christmas
  Day if that
  holiday falls on
  a Wednesday
 . the Friday after
  New Year's Day,
  July Fourth or
  Christmas Day, if
  any of these
  holidays falls on
  a Thursday
 . the Friday after
  Thanksgiving.

Call us or contact
your registered
representative if
you have any
questions about the
proper form
required for a
request.

M'S VERSATILE PRODUCT BASICS

                       When we make payments and transfers
                       We'll normally send the proceeds of transfers,
                       withdrawals, loans, surrenders, exchanges and death
                       benefit payments within seven days after the effective
To request payment     date of the request. We may delay payments and
of death benefit       transfers, or the calculation of payments and transfers
proceeds, send us      based on the value in the variable investment options
proof of death and     under unusual circumstances, for example, if:
payment
instructions.          . the New York Stock Exchange closes on a day other
                         than a regular holiday or weekend
                       . trading on the New York Stock Exchange is restricted
                       . an emergency exists as determined by the SEC, as a
                         result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                       . the SEC permits a delay for the protection of policy
                         owners.

                       We may delay transfers and payments from the fixed options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 3% on any withdrawals or surrender proceeds from the fixed options that we delay for 30 days or more.

                       We pay interest at an annual rate of at least 3% on death benefit proceeds, calculated from the day the person insured by the policy dies to the day we pay the proceeds.

                      ---------------------------------------------------------
Telephone              You can make loans or transfers by telephone any time
transactions           after the free look period as long as we have your
                       signed authorization form on file.

                       Here are some things you need to know about telephone transactions:

                       . You must complete a telephone authorization form.
                       . If your policy is jointly owned, all joint owners
                         must sign the telephone authorization. We'll take instructions from any owner.
                       . We may use any reasonable method to confirm that your
                         telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                       We'll send you a written confirmation of each telephone transaction.

                       Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                       When you send us your telephone authorization form, you agree that:

                       . we can accept and act upon instructions you give us
                         over the telephone
                       . neither we, any of our affiliates, the Pacific Select
                         Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                       . you bear the risk of any loss that arises from your
                         right to make loans or transfers over the telephone.

THE DEATH BENEFIT

                       We'll pay death benefit proceeds to your beneficiary after the person insured by the policy dies while the policy is still in force. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

Your policy's          This policy offers three death benefit options, Options
initial amount of      A, B and C. The option you choose will generally depend
insurance coverage     on which is more important to you: a larger death
is its initial face    benefit or building the accumulated value of your
amount. We             policy.
determine the face
amount based on        This policy offers two ways to calculate the guideline
instructions           minimum death benefit: the cash value accumulation test
provided in your       and the guideline premium test. These are called death
application.           benefit qualification tests. The test you choose will
                       generally depend on the amount of premiums you want to
The minimum face       pay.
amount when a
policy is issued is    Here are some things you need to know about the death
usually $50,000,       benefit:
but we may reduce      . You choose your death benefit option and death
this in some             benefit qualification test on your policy
circumstances.           application.

You'll find your
policy's face
amount, which
includes any           . If you do not choose a death benefit option, we'll
increases or             assume you've chosen Option A.
decreases, in the      . If you do not choose a death benefit qualification
specification pages      test, we'll assume you've chosen the guideline
in your policy.          premium test.
                       . The death benefit will always be the greater of the
If you signed the        death benefit under the option you choose or the
application for          guideline minimum death benefit, calculated using the
your policy in           death benefit qualification test you've chosen.
Florida, the death
benefit equals the     . The death benefit will never be lower than the face
accumulated value        amount of your policy if you've chosen Option A or B.
after the person         Of course, the death benefit proceeds will always be
insured by the           reduced by any outstanding loan amount.
policy reaches age
100.                   . We'll pay the death benefit proceeds to your
                         beneficiary when we receive proof of the death of the person insured by the policy.

                      ---------------------------------------------------------
Choosing your death    You can choose one of the following three options for
benefit option         the death benefit on your application.

                       Option A - the         Option B - the face amount of
                       face amount of         your policy plus its accumulated
                       your policy.           value.


                          [ILLUSTRATION          [ILLUSTRATION APPEARS HERE]
                          APPEARS HERE]

                                              The death benefit changes as
                                              your policy's accumulated value
                                              changes. The better your
                                              investment options perform, the
                                              larger the death benefit will
                                              be.
                       Option C - the
                       face amount of
                       your policy plus
                       the total premiums
                       you've paid minus
                       any withdrawals or
                       distributions
                       made.

                          [ILLUSTRATION
                          APPEARS HERE]

                       The more premiums
                       you pay and the
                       less you withdraw,
                       the larger the
                       death benefit will
                       be.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Choosing a death       This policy offers two death benefit qualification
benefit                tests, which we use to calculate the guideline minimum
qualification test     death benefit. You choose one of these tests on your
                       application. Once you choose a test, you cannot change
The guideline          it.
minimum death
benefit is the         In general, you should choose the cash value
minimum death          accumulation test if you do not want to limit the
benefit needed for     amount of premiums you can pay into your policy. If you
your policy to         want to pay a premium that increases the net amount at
qualify as life        risk, however, you need to provide us with satisfactory
insurance under        evidence of insurability before we can increase the
Section 7702 of the    death benefit.
Internal Revenue
Code.                  The guideline minimum death benefit will generally be
                       smaller under the guideline premium test than under the
Net amount at risk     cash value accumulation test.
is the difference
between the death      Cash value accumulation test
benefit that would
be payable if the      The cash value accumulation test is available to
person insured by      policies issued on or after February 1, 2000.
the policy died and
the accumulated        If you choose the cash value accumulation test, your
value of your          policy's guideline minimum death benefit will be the
policy.                greater of:

                       . the minimum death benefit amount that's needed for
                         the policy to qualify as life insurance under the tax code or
There are other        . 101% of the policy's accumulated value.
limits on premiums
you can pay into       This test determines what the death benefit should be
your policy, which     in relation to your policy's accumulated value. In
are described in       general, as your policy's accumulated value increases,
How premiums work.     the death benefit must also increase to ensure that
                       your policy qualifies as life insurance under the tax code.
The cash value
accumulation test
is defined in
Section 7702(b) of
the tax code.

An example
For a policy that      Under the test, a policy's death benefit must be large
insures a male, age    enough to ensure that its cash surrender value, as
45 when the policy     defined in Section 7702 of the tax code (and which is
was issued, with a     based on accumulated value, among other things), is
standard nonsmoking    never larger than the net single premium that's needed
risk class, in         to fund future benefits under the policy. The net
Policy Year 6 the      single premium under your policy varies according to
guideline minimum      the age, sex, and risk class of the person insured by
death benefit under    your policy. It's calculated using an interest rate of
the cash value         at least 4% and the guaranteed mortality charges as of
accumulation test      the time the policy is issued. We'll use a higher
is calculated by       interest rate if we've guaranteed it under your policy.
multiplying each
$1,000 of              The death benefit determined by your policy's net
accumulated value      single premium will be at least equal to the amount
by a "net single       required for the policy to qualify as life insurance
premium factor"        under the tax code.
of 2.4728.
                       Guideline premium test
The guideline          If you choose the guideline premium test, we calculate
premium test is        the guideline minimum death benefit by multiplying your
defined in Section     policy's accumulated value by a death benefit
7702(a)(2) of the      percentage.
tax code.

                       You'll find a table of death benefit percentages in
Death benefit          Appendix C and in your policy. The death benefit
percentages are        percentage is based on the guideline premium limit and
defined in Section     the age of the person insured by the policy. It is 250%
7702(d) of the tax     when the person is age 40 or younger, and reduces as
code.                  the person gets older.

                       Under this test, the total premiums you pay cannot exceed your policy's guideline premium limit. You'll find a more detailed discussion of the guideline premium limit in How premiums work.

                      ---------------------------------------------------------
Comparing the death    The tables below compare the death benefits provided by
benefit options        the policy's three death benefit options. The examples
                       are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

                       The example below is based on the following:

                       . the person insured by the policy is age 45 at the
                         time the policy was issued and dies at the beginning of the sixth policy year
                       . face amount is $100,000
                       . accumulated value at the date of death is $25,000
                       . total premium paid into the policy is $30,000
                       . the guideline minimum death benefit under the
                         guideline premium test is $46,250 (assuming a guideline premium test factor of 185% x accumulated value)
                       . the guideline minimum death benefit under the cash
                         value accumulation test is $61,820.00 (assuming a net single premium factor of $2.4728 for each $1,000 of accumulated value)

                       -----------------------------------------------------------------------------------
                                                         If you select the guideline
                                                         premium test, the death
                                                         benefit is the larger of
                                                         these two amounts
                                                         ------------------------------
                   Death                                 Death benefit  Guideline      Net amount at
                   benefit   How it's                    under          minimum        risk used for cost
                   option    calculated                  the option     death benefit  of insurance charge
                       -----------------------------------------------------------------------------------
                   Option A  Face amount                   $100,000      $46,250            $74,754.01
                   Option B  Face amount plus
                             accumulated value             $125,000      $46,250            $99,692.51
                   Option C  Face amount plus
                             premiums less distributions   $130,000      $46,250           $104,680.21
                       -----------------------------------------------------------------------------------

                       -----------------------------------------------------------------------------------
                                                         If you select the cash value
                                                         accumulation test, the death
                                                         benefit is the larger of
                                                         these two amounts
                                                         ------------------------------
                   Death                                 Death benefit  Guideline      Net amount at
                   benefit   How it's                    under          minimum        risk used for cost
                   option    calculated                  the option     death benefit  of insurance charge
                       -----------------------------------------------------------------------------------
                   Option A  Face amount                   $100,000      $61,820.00         $74,754.01
                   Option B  Face amount plus
                             accumulated value             $125,000      $61,820.00         $99,692.51
                   Option C  Face amount plus
                             premiums less distributions   $130,000      $61,820.00        $104,680.21
                       -----------------------------------------------------------------------------------

THE DEATH BENEFIT

If the death           Here's the same example, but with an accumulated value
benefit equals the     of $75,000. Because accumulated value has increased,
guideline minimum      the guideline minimum death benefit is now:
death benefit, any
increase in            . $138,750 for the guideline premium test
accumulated value      . $185,460 for the cash value accumulation test.
will cause an
automatic increase
in the death           -----------------------------------------------------------------------------------
benefit.
                                                         If you select the guideline
                                                         premium test, the death
                                                         benefit is the larger of
                                                         these two amounts
                                                         -----------------------------
                   Death                                 Death benefit  Guideline      Net amount at
                   benefit   How it's                    under          minimum        risk used for cost
                   option    calculated                  the option     death benefit  of insurance charge
                       -----------------------------------------------------------------------------------
                   Option A  Face amount                   $100,000       $138,750         $63,408.68
                   Option B  Face amount plus
                             accumulated value             $175,000       $138,750         $99,569.51
                   Option C  Face amount plus
                             premiums less distributions   $130,000       $138,750         $63,408.68
                       -----------------------------------------------------------------------------------

                       -----------------------------------------------------------------------------------
                                                         If you select the cash value
                                                         accumulation test, the death
                                                         benefit is the larger of
                                                         these two amounts
                                                         -----------------------------
                   Death                                 Death benefit  Guideline      Net amount at
                   benefit   How it's                    under          minimum        risk used for cost
                   option    calculated                  the option     death benefit  of insurance charge
                       -----------------------------------------------------------------------------------
                   Option A  Face amount                   $100,000       $185,460         $110,003.78
                   Option B  Face amount plus
                             accumulated value             $175,000       $185,460         $110,003.78
                   Option C  Face amount plus
                             premiums less distributions   $130,000       $185,460         $110,003.78
                       -----------------------------------------------------------------------------------

                       These examples show that each death benefit option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your policy's accumulated value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, your cost of insurance increases. Accumulated value also varies depending on the performance of the investment options in your policy.

                      ---------------------------------------------------------
When we pay the
death benefit
                       We calculate the amount of the death benefit proceeds
Your beneficiary       as of the end of the day the person insured by the
can choose to          policy dies. If that person dies on a day that is not a
receive the death      business day, we calculate the proceeds as of the next
benefit proceeds in    business day.
a lump sum or use
it to buy an income    Your policy's beneficiary must send us proof that the
benefit. Please see    person insured by the policy died while the policy was
the discussion         in force, along with payment instructions.
about income
benefits in General    Death benefit proceeds equal the total of the death
information about      benefits provided by your policy and any riders you've
your policy.           added, minus any outstanding loan amount, minus any
                       overdue charges.
It is important
that we have a         We'll pay interest at an annual rate of at least 3% on
current address for    the death benefit proceeds, calculated from the day the
your beneficiary so    person insured by the policy dies to the day we pay the
that we can pay        proceeds. In some states we may pay a higher rate of
death benefit          interest if required by law.
proceeds promptly.
If we cannot pay
the proceeds to
your beneficiary
within five years
of the death of the
person insured by
the policy, we'll
be required to pay
them to the state.
                      ---------------------------------------------------------
Changing your death
benefit option
                       You can change your death benefit option while your policy is in force. Here's how it works:

We will not change     . You can change the death benefit option once in any
your death benefit       policy year.
option if it means
your policy will be    . You must send us your request in writing.
treated as a
modified endowment     . You can change to Option A or Option B.
contract, unless
you've told us in      . You cannot change from any death benefit option to
writing that this        Option C.
would be acceptable
to you. Modified       . The change will become effective on the first monthly
endowment contracts      payment date after we receive your request. If we
are discussed in         receive your request on a monthly payment date, we'll
Variable life            process it that day.
insurance and your
taxes.                 . The face amount of your policy will change by the
                         amount needed to make the death benefit under the new
                         option equal the death benefit under the old option
                         just before the change. We will not let you change
                         the death benefit option if doing so means the face
                         amount of your policy will become less than $50,000.
                         We may waive this minimum amount under certain
                         circumstances.
Net amount at risk
is the difference      . Changing the death benefit option can also affect the
between the death        monthly cost of insurance charge since this charge
benefit that would       varies with the net amount at risk.
be payable if the
person insured by      . The new death benefit option will be used in all
the policy died and      future calculations.
the accumulated
value of your
policy.

THE DEATH BENEFIT

                      ---------------------------------------------------------
Changing the face
amount
                       You can increase or decrease your policy's face amount
If you change the      starting on the first policy anniversary as long as we
face amount, we'll     approve it. Here's how it works:
send you a
supplemental           . You can change the face amount as long as the person
schedule of              insured by the policy is still living.
benefits and
premiums.              . You can only change the face amount once in any
                         policy year.

                       . You must send us your request in writing while your
                         policy is in force.

                       . The change will become effective on the first monthly
                         payment date after we receive your request. If we
If your policy's         receive your request on a monthly payment date, we'll
death benefit is         process it that day.
equal to the
guideline minimum      . The person insured by the policy will also need to
death benefit, and       agree to the change in face amount, if that person is
the net amount at        someone other than you.
risk is more than
three times the        . Increasing the face amount may increase the death
death benefit on         benefit, and decreasing the face amount may decrease
the policy date, we      the death benefit. The amount the death benefit
may reduce the           changes will depend, among other things, on the death
death benefit by         benefit option you've chosen and whether, and by how
requiring you to         much, the death benefit is greater than the face
make a withdrawal        amount before you make the change.
from your policy.
                       . Changing the face amount can affect the net amount at
If we require you        risk, which affects the cost of insurance charge. An
to make a                increase in the face amount may increase the cost of
withdrawal, we will      insurance charge, while a decrease may decrease the
not charge you our       charge.
usual $25
withdrawal fee, but    . We can refuse your request to make the face amount
the withdrawal may       less than $50,000. We can waive this minimum amount
be taxable. Please       in certain situations, such as group or sponsored
turn to                  arrangements.
Withdrawals,
surrenders and         Increasing the face amount
loans for              Here are some additional things you should know about
information about      increasing the face amount:
making withdrawals.
                       . You must give us satisfactory evidence of
                         insurability.

                       . Each increase you make to the face amount must be
                         $25,000 or more.

                       . We may charge you a fee of up to $100 for each
                         increase to cover the costs of processing the request. We deduct the fee on the day the increase is effective from all of your investment options in proportion to the accumulated value you have in each option.

                       . Increasing the face amount will increase the
                         mortality and expense risk charge.

Decreasing the face    Decreasing the face amount
amount may affect      Here are some additional things you should know about
your policy's tax      decreasing the face amount:
status. To ensure
your policy            . We'll apply any decrease in the face amount in the
continues to             following order:
qualify as life          . to the most recent increases you made to the face
insurance, we might        amount in the order you made them
be required to           . to the original face amount.
return part of your    . We do not charge you for a decrease in face amount.
premium payments to    . We can refuse your request to decrease the face
you if you've            amount if making the change means:
chosen the               . your policy will end because it no longer qualifies
guideline premium          as life insurance
test, or make            . the distributions we'll be required to make from
distributions from         your policy's accumulated value will be greater
the accumulated            than your policy's net cash surrender value
value, which may be      . your policy will become a modified endowment
taxable.                   contract and you have not told us in writing that
                           this is acceptable to you.

For more
information, please
see Variable life
insurance and your
taxes.

                      ---------------------------------------------------------
Optional riders
                       There are nine optional riders that provide extra
Ask your registered    benefits, some at additional cost. Not all riders are
representative for     available in every state, and some riders may only be
more information       added when you apply for your policy.
about the riders
available with the     . Accidental death rider
policy, or about         Provides additional insurance coverage in the event
other kinds of life      of the accidental death of the person insured by the
insurance policies       policy.
offered by Pacific
Life.                  . Children's term rider
                         Provides term insurance for the children of the
There may be tax         person insured by the policy
consequences if you
exercise your          . Annual renewable term rider
rights under the         Provides annual renewal term insurance on the person
Accelerated living       insured by the policy.
benefits rider.
Please see Variable    . Annual renewable and convertible term rider
life insurance and       Provides annual renewal term insurance on members of
your taxes for more      the immediate family of the person insured by the
information.             policy.

                       . Accounting benefit rider
                         Provides added protection benefit on the person insured by the policy.

                       . Guaranteed insurability rider
                         Gives the right to buy additional insurance on the
Samples of the           life of the person insured by the policy on certain
provisions for the       specified dates without proof of insurability.
extra optional
benefits are           . Waiver of charges rider
available from us        Waives certain charges if the person insured by the
upon written             policy becomes totally disabled before age 60.
request.
                       . Accelerated living benefits rider
                         Gives the policy owner access to a portion of the policy's death benefit if the person insured by the policy has been diagnosed with a terminal illness resulting in a life expectancy of six months or less
                         (or longer than six months in some states).

                       . Disability benefit rider
                         Provides a monthly addition to the policy's accumulated value when the person insured by the policy has a qualifying disability, until he or she reaches age 65.

                       We guarantee the amounts of the extra benefits when we issue your rider. We'll add any rider charges to the monthly charge we deduct from your policy's accumulated value.

THE DEATH BENEFIT

                       Things to keep in mind
                       We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a policy and a rider, however, may be more economical than adding another policy. It may also be more economical to provide an amount of insurance coverage through a policy alone.

                       Under certain circumstances, combining a policy with an Annual renewable term rider or Accounting benefit rider may result in a face amount equal to the face amount of a single policy. Combining a policy and an Annual renewable term rider will result in current charges that are lower than for a single policy with the same face amount.

                       However, your policy has guaranteed maximum charges. Adding an Annual renewable term rider will result in guaranteed maximum charges that are higher than for a single policy with the same face amount.

                       Combining a policy with an Accounting benefit rider could result in either higher or lower charges than under a single policy. The timing of certain charges for policies held for certain periods may also be affected.

HOW PREMIUMS WORK

                       Your policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

                       We deduct a premium load from each premium payment, and
                       then allocate your net premium to the investment
                       options you've chosen. Depending on the performance of
                       your investment options, and on how many withdrawals,
The amount,            loans or other policy features you've taken advantage
frequency, and         of, you may need to make additional premium payments to
period of time over    keep your policy in force.
which you make
premium payments       If we do not receive your first premium payment within
may affect whether     20 days after we issue your policy, we can cancel the
your policy will be    policy and refund any partial premium payment you've
classified as a        made. We may waive the 20 day requirement in some
modified endowment     cases.
contract, or no
longer qualifies as
life insurance for
tax purposes. See
Variable life
insurance and your
taxes for more
information.
                      ---------------------------------------------------------
Planned periodic       You can schedule the amount and frequency of your
premium payments       premium payments. We refer to scheduled premium
                       payments as your planned periodic premium. Here's how
Even if you pay all    it works:
your premiums when
they're scheduled,     . On your application, you choose a fixed amount of at
your policy could        least $50 for each premium payment.
lapse if the
accumulated value,     . You indicate whether you want to make premium
less any                 payments annually, semi-annually, or quarterly. You
outstanding loan         can also choose monthly payments using our monthly
amount, is not           Uni-check plan, which is described below.
enough to pay your
monthly charges.       . We send you a notice to remind you of your scheduled
Turn to Your             premium payment (except for monthly Uni-check
policy's                 payments, which are paid automatically). If you own
accumulated value        more than one policy, we'll send one notice -- called
for more                 a listbill -- that reminds you of your payments for
information.             all of your policies. You can choose to receive the
                         listbill every month. While you do not have to make the premium payments you've scheduled, not making a premium payment may have an impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                       . We'll treat any payment you make during the life of
                         your policy as a loan repayment, not as a premium payment, unless you tell us otherwise. When a payment, or any portion of it, exceeds your outstanding loan amount, we'll treat it as a premium payment. Some states may require us to consider your payments as premium payments if you have not given us instructions to do otherwise.

HOW PREMIUMS WORK

                       Monthly Uni-check plan
                       Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                       . you authorize us to withdraw a specified amount from
                         your checking account each month

                       . you can choose any day between the 4th and 28th of
                         the month

                       . if you do not specify a day for us to make the
                         withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                      ---------------------------------------------------------
Deductions from
your premiums
                       We deduct a premium load from each premium payment you
Your net premium is    make. The load is made up of three charges:
your premium
payment less the       Sales load
premium load.          We deduct a 3.5% sales load from each premium payment
                       you make.

                       This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                       State and local tax charge
                       We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay changes.

                       Federal tax charge
                       We deduct 1.50% from each premium payment to pay federal taxes. We reserve the right to change this rate to respond to changes in law.

                      ---------------------------------------------------------
Allocating your
premiums

There are special      We generally allocate your net premiums to the
restrictions when      investment options you've chosen on your application on
allocating premiums    the day we receive them. We currently limit your
to the Fixed LT        allocations to 20 investment options at one time.
account.
                       When we allocate your first premium depends on the
                       state where you signed your policy application. If you
Please turn to Your    signed your application in a state that requires us to
investment options     return the premiums you've paid, we'll hold your net
for more               premiums in the Money Market investment option until
information about      the free look transfer date, and then transfer them to
the investment         the investment options you've chosen.
options.
                       If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them.

                      ---------------------------------------------------------
Limits on the          Federal tax law puts limits on the amount of premium
premium payments       payments you can make in relation to your policy's
you can make           death benefit. These limits apply in the following
                       situations:
Before you buy a
policy, you can ask    . If you've chosen the guideline premium test as your
us or your               death benefit qualification test and accepting the
registered               premium means your policy will no longer qualify as
representative for       life insurance for federal income tax purposes.
a personalized
illustration that      The total amount you can pay in premiums and still have
will show you the      your policy qualify as life insurance is your policy's
guideline single       guideline premium limit. The sum of the premiums paid,
premium and            less any withdrawals, at any time cannot exceed the
guideline level        guideline premium limit, which is the greater of:
annual premiums.
                       . the guideline single premium or
                       . the sum of the guideline level annual premiums.

                       Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                       We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it to you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.

You'll find a          . If applying the premium in that policy year means
detailed discussion      your policy will become a modified endowment
of modified              contract.
endowment contracts
in Variable life       A life insurance policy will become a modified
insurance and your     endowment contract if the sum of premium payments made
taxes.                 during the first seven contract years, less a portion
                       of withdrawals, exceeds the seven-pay limit defined in
                       Section 7702A of the Internal Revenue Code.

                       Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                       In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                       If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk     . If applying the premium payment to your policy will
is the difference        increase the net amount at risk. This will happen if
between the death        your policy's death benefit is equal to the guideline
benefit that would       minimum death benefit or would be equal to it once we
be payable if the        applied your premium payment.
person insured by
the policy died and    We may choose to accept your premium payment in this
the accumulated        situation, but before we do so, we may require
value of your          satisfactory evidence of the insurability of the person
policy.                insured by the policy.

                       We will not accept premium payments after the person insured by the policy reaches age 100.

YOUR POLICY'S ACCUMULATED VALUE

                       Accumulated value is the value of your policy on any business day.

Accumulated value      We use it to calculate how much money is available to
is used as the         you for loans and withdrawals, and how much you'll
basis for              receive if you surrender your policy. It also affects
determining policy     the amount of the death benefit if you choose a death
benefits and           benefit option that's calculated using accumulated
charges.               value.

                       The accumulated value of your policy is not guaranteed - it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                      ---------------------------------------------------------
Calculating your       Your policy's accumulated value is the total amount
policy's               allocated to the variable investment options and the
accumulated value      fixed options, plus the amount in the loan account.

Please see Taking      We determine the value allocated to the variable
out a loan for         investment options on any business day by multiplying
information about      the number of accumulation units for each variable
loans and the loan     investment option credited to your policy on that day,
account.               by the variable investment option's unit value at the
                       end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

                      ---------------------------------------------------------
Monthly deductions
                       We deduct a monthly charge from your policy's
If there is not        accumulated value in the investment options each
enough accumulated     monthly payment date.
value to pay the
monthly charge,        Unless you tell us otherwise, we deduct the monthly
your policy could      charge from the investment options that make up your
lapse. The             policy's accumulated value, in proportion to the
performance of the     accumulated value you have in each option. This charge
investment options     is made up of three charges:
you choose, not
making planned         Cost of insurance
premium payments,      This charge covers the cost of providing you with life
or taking out a        insurance protection. We deduct a cost of insurance
loan all affect the    charge based on the cost of insurance rate for your
accumulated value      policy's initial face amount and for each increase you
of your policy.        make to the face amount.

You'll find a          There are maximum or guaranteed cost of insurance rates
discussion about       associated with your policy. These rates are shown in
when your policy       your policy's specification pages. When the person
might lapse, and       insured by your policy reaches age 100, the guaranteed
what you can do to     cost of insurance rate is zero - in other words, you no
reinstate it, later    longer pay any cost of insurance.
in this section.

Unisex rates are       The guaranteed rates include the insurance risks
used in the state      associated with insuring one person. They are
of Montana. They       calculated using 1980 Commissioners Standard Ordinary
are also used when     Mortality Tables or the 1980 Commissioners Ordinary
a policy is owned      Mortality Table B, which are used for unisex cost of
by an employer in      insurance rates. The rates are also based on the age,
connection with        gender and risk class of the person insured by the
employment-related     policy unless unisex rates are required.
or benefit
programs.              Our current cost of insurance rates are based on the
                       age, risk class, smoking status and gender (unless unisex rates are required) of the person insured by the policy. These rates generally increase as the person's age increases, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                       Choosing a guaranteed period
                       Our current cost of insurance rates are not guaranteed. You may choose a guaranteed period during which we'll guarantee our current cost of insurance rates.

                       If the person insured by the policy is age 65 or younger and in our standard risk class when the policy is issued, you may choose a ten-year guaranteed period. If the person insured by the policy is older than 65, or is not in our standard risk class, you may choose a five-year guaranteed period. You can only do this when the policy is issued and you cannot change the guaranteed period later.

                       If you increase the face amount, the cost of insurance rates associated with the increase will have the same five-year or ten-year guaranteed period that you chose when the policy was issued. This will be effective on the day of the increase. However, if the person insured by the policy is older than age 65 or no longer qualifies for our standard risk class on the day of the increase, you'll receive the five-year guaranteed period.

                       There is no charge for choosing a guaranteed period.

                      ---------------------------------------------------------
If you add an          How we calculate cost of insurance
annual renewable
term or accounting     We calculate cost of insurance by multiplying the
benefit rider to       current cost of insurance rate by a discounted net
your policy, we        amount at risk at the beginning of each policy month.
will include the
face amount of the     Net amount at risk for the cost of insurance
rider in this          calculation is the difference between a discounted
calculation of cost    death benefit that would be payable if the person
of insurance.          insured by the policy died and the accumulated value of
                       your policy at the beginning of the policy month before the monthly charge is due.

                       First, we calculate the total net amount at risk for your policy in two steps:

                       . Step 1: we divide the death benefit that would be
                         payable at the beginning of the policy month by 1.002466.

                       . Step 2: we subtract your policy's accumulated value
                         at the beginning of the policy month from the amount we calculated in step 1.

                       Next, we allocate the net amount at risk in proportion to the face amount and each increase that's in force as of your monthly payment date.

                       We then multiply the amount of each allocated net amount at risk by the cost of insurance rate for each coverage. The sum of these amounts is your cost of insurance charge.

YOUR POLICY'S ACCUMULATED VALUE

                       Administrative charge
                       We deduct a charge of $7.50 a month to help cover the costs of administering and maintaining our policies. We guarantee that this charge will not increase. When the person insured by the policy reaches age 100, the administrative charge is zero - in other words, you no longer pay any administrative charge.

                       Mortality and expense risk charge
                       Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                       Expense risk is the chance that our actual administrative and operating expenses are more than expenses we expected.

                       The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the following box. We guarantee this charge will not increase.

                      ---------------------------------------------------------
An example             How we calculate the mortality and expense risk charge

For a policy that      The mortality and expense risk charge has two separate
insures a male non-    charges:
smoker who is age
45 when the policy     . M&E risk face amount charge We deduct a face amount
is issued, with:         charge every month during the first 10 policy years,
                         at a rate that is based on the age of the person
                         insured by the policy on the policy date and on a
                         face amount component factor per $1,000 of the
 . a face amount of       initial face amount of your policy. The rates for the
  $350,000               face amount component are shown in Appendix A.

 . accumulated value
  of $30,000 after
  deducting any         If you increase the face amount, each increase will
  outstanding loan      have a corresponding face amount charge related to the
  amount.               amount of the increase. We'll specify these charges in
                        a supplemental schedule of benefits at the time of the
The monthly charge      increase. We'll apply each charge for 10 years from the
for the M&E risk        day of the increase. If you decrease the face amount,
face amount charge      the charge will remain the same.
is:

 . $126.00 under        . M&E risk asset charge We deduct a risk asset charge
  death benefit          every month at a guaranteed maximum annual rate of
  Option A and           0.45% (0.0375% monthly) on the first $25,000 of your
  Option C               policy's accumulated value in the investment options
  (($350,000 /           plus an annual rate of 0.05% (0.0042% monthly) of the
  1,000) X 0.360).       accumulated value in the investment options that
                         exceeds $25,000. We may charge a lower annual rate
 . $181.30 under          for the M&E risk asset charge. For the purposes of
  death benefit          this charge, the amount of accumulated value is
  Option B               calculated on the monthly payment date before we
  (($350,000 /           deduct the monthly charge, but after we deduct any
  1,000) X 0.518).       outstanding loan amount or allocate any new net
                         premiums, withdrawals or loans. When the person
The monthly charge       insured by the policy reaches age 100, the annual
for the M&E risk         rate is 0%--in other words, you no longer pay this
asset charge is          charge.
$9.58 (($25,000 x
0.0375%) plus          Charges for optional riders
($5,000 x              If you add any riders to your policy, we add any
0.0042%)).             charges for them to your monthly charge.

Sample rates for
the M&E risk face
amount charge
appear in
Appendix A.

                      ---------------------------------------------------------
Lapsing and            Your policy will lapse if there is not enough
reinstatement          accumulated value, after subtracting any outstanding
                       loan amount, to cover the monthly charge on the day we make the deduction. Your policy's accumulated value is affected by the following:

                       . loans or withdrawals you make from your policy

                       . not making planned premium payments

                       . the performance of your investment options

                       . charges under the policy.

                       There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                       If there is not enough accumulated value to pay the total monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                       We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                       If you do not make the minimum payment

                       If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll end your life insurance coverage.

Remember to tell us    If you make the minimum payment
if your payment is
a premium payment.     If we receive your payment within the grace period,
Otherwise, we'll       we'll allocate your net premium to the investment
treat it as a loan     options you've chosen and deduct the monthly charge
repayment.             from your investment options in proportion to the
                       accumulated value you have in each option.

                       If your policy is in danger of lapsing and you have an outstanding loan amount, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your policy's face amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                       How to avoid future lapsing

                       To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a loan, you may want to repay a portion of it.

                       Paying death benefit proceeds during the grace period

                       If the person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

YOUR POLICY'S ACCUMULATED VALUE

                       Reinstating a lapsed policy

                       If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                       . a written application

                       . evidence satisfactory to us that the person insured
                         by the policy is still insurable

                       . a premium payment sufficient to keep your policy in
                         force for three months after the day your policy is reinstated

                       . payment of all unpaid monthly charges that were due
                         in the grace period.

                       We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. Once we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                       Reinstating a lapsed policy with an outstanding loan amount

                       If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your policy. There are special rules that apply to reinstating a policy with an outstanding loan amount:

                       . If we reinstate your policy on the first monthly
                         payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                       . If we reinstate your policy on any monthly payment
                         date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.

YOUR INVESTMENT OPTIONS

                       This section tells you about the investment options available under your policy and how they work.

You can change your    We put your premium payments in our general and
premium allocation     separate accounts. We own the assets in our accounts
instructions by        and allocate your premiums, less any charges, to the
writing, sending a     investment options you've chosen. Amounts allocated to
fax, or, if we have    the fixed options are held in our general account.
your completed         Amounts allocated to the variable investment options
telephone              are held in our separate account.
authorization form
on file, by calling    You choose your initial investment options on your
us at 1-800-800-       application. If you choose more than one investment
7681. Or you can       option, you must tell us the dollar amount or
ask your registered    percentage you want to allocate to each option. You can
representative to      change your premium allocation instructions at any
contact us.            time.

You'll find            The investment options you choose, and how they
information about      perform, will affect your policy's accumulated value
when we allocate       and may affect the death benefit. Please review the
premium payments to    investment options carefully and ask your registered
your investment        representative to help you choose the right ones for
options in How         your goals and tolerance for risk. Make sure you
premiums work.         understand any costs you may pay directly and
                       indirectly on your investment options because they will affect the value of your policy.

                      ---------------------------------------------------------
Variable investment
options

Variable investment    You can choose from 25 variable investment options.
options are also       Each variable investment option is set up as a variable
known as variable      account under our separate account and invests in a
accounts. These        corresponding portfolio of the Pacific Select Fund or
variable accounts      the M Fund. Each portfolio invests in different
are divisions of       securities and has its own investment goals, strategies
our separate           and risks. The value of each portfolio will fluctuate
account. We bear       with the value of the investments it holds, and returns
the direct             are not guaranteed. Your policy's accumulated value
operating expenses     will fluctuate depending on the investment options
of our separate        you've chosen. You bear the investment risk of any
account. For more      variable investment options you choose.
information about
how these accounts     The following charts summarize the Pacific Select Fund
work, see About        and M Fund portfolios. You'll find detailed
Pacific Life.          descriptions of the portfolios in the Pacific Select
                       Fund and M Fund prospectuses that accompany this
                       prospectus. There's no guarantee that a portfolio will
We're the              achieve its investment objective. You should read both
investment adviser     the fund prospectuses carefully before investing.
for the Pacific
Select Fund. We
oversee the
management of all
the fund's
portfolios, and
manage two of the
portfolios
directly. We've
retained other
portfolio managers
to manage the other
portfolios.

MFIA is the
investment adviser
for the M Fund, and
has retained other
firms to manage the
M Fund's
portfolios. MFIA
and the M Fund's
Board of Directors
oversee the
management of all
of the M Fund's
portfolios.

We are not
responsible for the
operation of the M
Fund or any of its
portfolios. We are
also not
responsible for
ensuring that the M
Fund and its
portfolios comply
with any laws that
apply.

YOUR INVESTMENT OPTIONS

PORTFOLIO                THE PORTFOLIO'S              THE PORTFOLIO'S                    PORTFOLIO
                         INVESTMENT GOAL              MAIN INVESTMENTS                   MANAGER
Aggressive Equity        Capital appreciation.        Equity securities of small         Alliance Capital
                                                      emerging-growth companies and      Management L.P.
                                                      medium-sized companies.

Emerging Markets         Long-term growth of          Equity securities of companies     Alliance Capital
                         capital.                     that are located in countries      Management L.P.
                                                      generally regarded as "emerging
                                                      market" countries.

Diversified Research     Long-term growth of          Equity securities of U.S.          Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are in the U.S.

Small-Cap Equity         Growth of capital.           Equity securities of smaller and   Capital Guardian
 (formerly called                                     medium-sized companies.            Trust Company
 Growth)

International Large-Cap  Long-term growth of          Equity securities of non-U.S.      Capital Guardian
                         capital.                     companies and securities whose     Trust Company
                                                      principal markets are outside
                                                      of the U.S.

Bond and Income          Total return and income      A wide range of fixed income       Goldman Sachs Asset
                         consistent with prudent      securities with varying terms to   Management
                         investment management.       maturity, with an emphasis
                                                      on long-term bonds.

Equity                   Capital appreciation.        Equity securities of large U.S.    Goldman Sachs Asset
                         Current income is of         growth-oriented companies.         Management
                         secondary importance.

I-Net Tollkeeper         Long-term growth of          Equity securities of companies     Goldman Sachs Asset
                         capital.                     which use, support, or relate      Management
                                                      directly or indirectly to use of
                                                      the Internet. Such companies
                                                      include those in the media,
                                                      telecommunications, and
                                                      technology sectors.

Multi-Strategy           High total return.           A mix of equity and fixed income   J.P. Morgan
                                                      securities.                        Investment
                                                                                         Management Inc.

Equity Income            Long-term growth of capital  Equity securities of large and     J.P. Morgan
                         and income.                  medium-sized dividend-paying U.S.  Investment
                                                      companies.                         Management Inc.

Growth LT                Long-term growth of capital  Equity securities of a large       Janus Capital
                         consistent with the          number of companies of any size.   Corporation
                         preservation of capital.

Mid-Cap Value            Capital appreciation.        Equity securities of medium-sized  Lazard Asset
                                                      U.S. companies believed to be      Management
                                                      undervalued.

Equity Index             Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Standard  Management US
                         return of common stocks      & Poor's 500 Composite Stock
                         publicly traded in the U.S.  Price Index.

Small-Cap Index          Investment results that      Equity securities of companies     Mercury Asset
                         correspond to the total      that are included in the Russell   Management US
                         return of an index of small  2000 Small Stock Index.
                         capitalization companies.

REIT                     Current income and long-     Equity securities of real estate   Morgan Stanley
                         term capital appreciation.   investment trusts.                 Asset Management

International Value      Long-term capital            Equity securities of companies of  Morgan Stanley
 (formerly called        appreciation primarily       any size located in developed      Asset Management
 International)          through investment in        countries outside of the U.S.
                         equity securities of
                         corporations domiciled in
                         countries other than the
                         United States.

Government Securities    Maximize total return        Fixed income securities that are   Pacific Investment
                         consistent with prudent      issued or guaranteed by the U.S.   Management Company
                         investment management.       government, its agencies or
                                                      government-sponsored enterprises.

Managed Bond             Maximize total return        Medium and high-quality fixed      Pacific Investment
                         consistent with prudent      income securities with varying     Management Company
                         investment management.       terms to maturity.

Money Market             Current income consistent    Highest quality money market       Pacific Life
                         with preservation of         instruments believed to have
                         capital.                     limited credit risk.

High Yield Bond          High level of current        Fixed income securities with       Pacific Life
                         income.                      lower and medium-quality credit
                                                      ratings and intermediate to long
                                                      terms to maturity.

Large-Cap Value          Long-term growth of          Equity securities of large U.S.    Salomon Brothers
                         capital. Current income is   companies.                         Asset Management
                         of secondary importance.                                        Inc

M FUND                   THE PORTFOLIO'S              THE PORTFOLIO'S                 PORTFOLIO
PORTFOLIO                INVESTMENT GOAL              MAIN INVESTMENTS                MANAGER

Brandes International    Long-term capital            Equity securities of foreign    Brandes Investment
Equity                   appreciation.                issuers, including common       Partners, L.P.
                                                      stocks, preferred stocks and
                                                      securities that are convertible
                                                      into common stocks. Focuses on
                                                      stocks with capitalizations
                                                      of $1 billion or more

Turner Core Growth Fund  Long-term capital            Common stocks that show strong  Turner Investment
                         appreciation.                earnings potential and also     Partners, Inc.
                                                      have reasonable valuations.

Frontier Capital         Maximum capital              Common stock of companies of    Frontier Capital
Appreciation             appreciation.                all sizes with emphasis on      Management Company,
                                                      stocks companies with           Inc.
                                                      capitalizations of less than $3
                                                      billion.

Enhanced U.S. Equity     Above-market total return.   Common stocks of U.S. companies Franklin Portfolio
                                                      which the portfolio manager     Associates LLC
                                                      believes have the potential for
                                                      higher rates of return than the
                                                      Standard & Poor's 500 Composite
                                                      Stock Price Index while having
                                                      risks similar to those of the
                                                      index.

An example             Calculating unit values
You ask us to          When you choose a variable investment option, we credit
allocate $6,000 to     your policy with accumulation units. The number of
the Government         units we credit equals the amount we've allocated
Securities             divided by the unit value of the variable account.
investment option      Similarly, the number of accumulation units in your
on a business day.     policy will be reduced when you make a transfer,
At the end of that     withdrawal or loan from a variable investment option,
day, the unit value    and when your monthly charges are deducted.
of the variable
account is $15.        The value of an accumulation unit is the basis for all
We'll credit your      financial transactions relating to the variable
policy with 400        investment options. We calculate the unit value for
units ($6,000          each variable account once every business day, usually
divided by $15).       at or about 4:00 p.m. Eastern time.

The value of an        Generally, for any transaction, we'll use the next unit
accumulation unit      value calculated after we receive your written request.
is not the same as     If we receive your written request before 4:00 p.m.
the value of a         Eastern time, we'll use the unit value calculated as of
share in the           the end of that business day. If we receive your
underlying             request on or after 4:00 p.m. Eastern time, we'll use
portfolio.             the unit value calculated as of the end of the next
                       business day.
For information
about timing of        If a scheduled transaction falls on a day that is not a
transactions, see      business day, we'll process it as of the end of the
M's Versatile          next business day. For your monthly charge, we'll use
Product basics.        the unit value calculated on your monthly payment date.
                       If your monthly payment date does not fall on a business day, we'll use the unit value calculated as of the end of the next business day.

                       The unit value calculation is based on the following:
                       . the investment performance of the underlying
                         portfolio
                       . any dividends or distributions paid by the underlying
                         portfolio
                       . any charges for any taxes that are, or may become,
                         associated with the operation of the variable account.

                       The unit value of a variable account will change with the value of its corresponding Pacific Select Fund or M Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

YOUR INVESTMENT OPTIONS

                       A look at performance
                       Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                       Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                       Performance information is no guarantee of how a variable account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                       We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                       We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                       Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                       Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the policy is surrendered and do not reflect any deduction of the surrender charge.

                       In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                       . other variable life separate accounts, mutual funds,
                         or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

                       . the Consumer Price Index, to assess the real rate of
                         return from buying a policy by taking inflation into consideration.

                       Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                       Fees and expenses paid by the Pacific Select Fund and
                       the M Fund
You'll find more       The Pacific Select Fund and the M Fund pay advisory
about Pacific          fees and other expenses. These are deducted from the
Select Fund fees       assets of each fund's portfolios and may vary from year
and expenses in An     to year. They are not fixed and are not part of the
overview of M's        terms of your policy. If you choose a variable
Versatile Product.     investment option, these fees and expenses affect you
                       indirectly because they reduce portfolio returns. The
You'll find more       Pacific Select Fund is governed by its own Board of
about M Fund fees      Trustees. The M Fund is governed by its own Board of
and expenses in An     Directors.
overview of M's
Versatile Product.

                      ---------------------------------------------------------
Fixed options
                       You can also choose from two fixed options: the Fixed
The fixed options      account and the Fixed LT account. The fixed options
are not securities,    provide a guaranteed minimum annual rate of interest.
so they do not fall    The amounts allocated to the fixed options are held in
under any              our general account.
securities act. For
this reason, the       Here are some things you need to know about the fixed
SEC has not            options:
reviewed the
disclosure in this     . Accumulated value allocated to the fixed options
prospectus about         earns interest on a daily basis, using a 365-day
these options.           year. Our minimum annual interest rate is 3%.
However, other
federal securities     . We may offer a higher annual interest rate on the
laws may apply to        fixed options. If we do, we'll guarantee the higher
the accuracy and         rate for one year.
completeness of the
disclosure about
these options.         . There are no investment risks.

                       . There are limitations on when and how much you can
                         transfer from the fixed options. These limitations
                         are described below, in Transferring among investment
                         options.
For more
information about      . We may limit the total amount you allocate to the
the general              Fixed LT account for all Pacific Life policies you
account, see About       own to $1,000,000 in any 12-month period, and
Pacific Life.            transfer any amount over $1,000,000 to your other
                         investment options according to your most recent instructions. We may increase the $1,000,000 limit at any time at our sole discretion. You should contact us to find out if a higher limit is in effect.

                      ---------------------------------------------------------
Transferring among     You can transfer among your investment options any time
investment options     during the life of your policy without triggering any
                       current income tax. You can make transfers by writing
If your state          to us, by making a telephone transfer, or by signing up
requires us to         for one of our automatic transfer programs. You'll find
refund your            more information about making telephone transfers in
premiums when you      M's Versatile Product basics.
exercise your right
to cancel, you can     Transfers will normally be effective as of the end of
make transfers and     the business day we receive your written or telephone
use transfer           request.
programs only after
the free look          Here are some things you need to know about making
transfer date. For     transfers:
more information,
please see M's
Versatile Product      . Your policy's accumulated value may be invested in up
basics.                  to 20 investment options at one time.

                       . If you're making transfers between variable
                         investment options, there is no minimum amount
                         required and you can make as many transfers as you
If you live in           like.
Connecticut,
Georgia, Maryland,     . You can make transfers from the variable investment
North Carolina,          options to the fixed options only in the policy month
North Dakota, or         right before each policy anniversary.
Pennsylvania, you
can make transfers     . You can only make one transfer from each fixed option
to the fixed             in any 12-month period, except if you've signed up
options any time         for the first year transfer program.
during the first 18
months of your         . You can only transfer up to the greater of $5,000 or
policy.                  25% of your policy's accumulated value in the Fixed
                         account in any 12-month period, except for scheduled
You'll find more         transfers under the first year transfer program.
about the first
year transfer          . You can only transfer up to the greater of $5,000 or
program later in         10% of your policy's accumulated value in the Fixed
this section.            LT account in any 12-month period.

                       . Currently, there is no charge for making a transfer
                         but we may charge you in the future.

YOUR INVESTMENT OPTIONS

                       . There is no minimum required value for the investment
                         option you're transferring to or from.
                       . You cannot make a transfer if your policy is in the
                         grace period and is in danger of lapsing.
                       . We can restrict or suspend transfers.
                       . We may choose to impose limits on transfer amounts,
                         the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                      ---------------------------------------------------------
Transfer programs      We offer three programs that allow you to make
                       automatic transfers of accumulated value from one investment option to another. Under the dollar cost averaging and portfolio rebalancing programs, you can transfer among the variable investment options. Under the first year transfer program, you can make transfers from the Fixed account to the Fixed LT account and the variable investment options.

Since the value of     Dollar cost averaging program
accumulation units     Our dollar cost averaging program allows you to make
can change, more       scheduled transfers of $50 or more between variable
units are credited     investment options without paying a transfer fee. It
for a scheduled        does not allow you to make transfers to or from either
transfer when unit     of the fixed options. Here's how the program works:
values are lower,
and fewer units        . You can set up this program at any time while your
when unit values         policy is in force.
are higher. This       . You need to complete a request form to enroll in the
allows you to            program.
average the cost of    . You must have at least $5,000 in a variable
investments over         investment option to start the program.
time. Investing        . We'll automatically transfer accumulated value from
this way does not        one variable investment option to one or more of the
guarantee profits        other variable investment options you've selected.
or prevent losses.
                       . We'll process transfers as of the end of the business
                         day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen. We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.
                       . We will not charge you for the dollar cost averaging
                         program or for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.
                       . We have the right to discontinue, modify or suspend
                         the program at any time.
                       . We'll keep making transfers at the intervals you've
                         chosen until one of the following happens:
                         . the total amount you've asked us to transfer has
                           been transferred
                         . there is no more accumulated value in the
                           investment option you're transferring from
                         . your policy enters the grace period and is in
                           danger of lapsing
                         . you tell us in writing to cancel the program
                         . we discontinue the program.

Because the            Portfolio rebalancing program
portfolio              As the value of the underlying portfolios changes, the
rebalancing program    value of the allocations to the variable investment
matches your           options will also change. The portfolio rebalancing
original percentage    program automatically transfers your policy's
allocations, we may    accumulated value among the variable investment options
transfer money from    according to your original percentage allocations.
an investment
option with            Here's how the program works:
relatively higher      . You can set up this program at any time while your
returns to one with      policy is in force.
relatively lower       . You enroll in the program by sending us a written
returns.                 signed request or a completed automatic rebalancing
                         form.
                       . Your first rebalancing will take place on the monthly
                         payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.
                       . If you cancel this program, you must wait 30 days to
                         begin it again.
                       . You cannot use this program if you're already using
                         the dollar cost averaging program.
                       . We do not currently charge for the portfolio
                         rebalancing program or for transfers made under this program.
                       . We can discontinue, suspend or change the program at
                         any time.

This program allows    First year transfer program
you to average the     Our first year transfer program allows you to make
cost of investments    monthly transfers during the first policy year from the
over your first        Fixed account to the variable investment options or the
policy year.           Fixed LT account. It does not allow you to transfer
Investing this way     among variable investment options.
does not guarantee
profits or prevent     Here's how the program works:
losses.                . You enroll in the program when you apply for your
                         policy.
                       . You choose a regular amount to be transferred every
                         month for 12 months.
                       . We make the first transfer on the day we allocate
                         your first premium to the investment options you've chosen. Each transfer will be made on the same day every month.
                       . If you sign up for this program, we'll waive the
                         usual transfer limit for the Fixed account during the first policy year.
                       . If we make the last transfer during the second policy
                         year, we will not count it toward the usual one transfer per year limit for the Fixed account.
                       . If the accumulated value in the Fixed account is less
                         than the amount to be transferred, we'll transfer the balance and then cancel the program.
                       . If there is accumulated value remaining in the Fixed
                         account at the end of the program, our usual rules for the fixed account will apply.
                       . We do not currently charge for the first year
                         transfer program or for transfers made under this program.

WITHDRAWALS, SURRENDERS AND LOANS

                       You can take out all or part of your policy's
Making a               accumulated value while your policy is in force by
withdrawal, taking     making withdrawals or surrendering your policy. You can
out a loan or          take out a loan from us using your policy as security.
surrendering your      You can also use your policy's loan and withdrawal
policy can change      features to supplement your income, for example, during
your policy's tax      retirement.
status, generate
taxable income, or
make your policy
more susceptible to
lapsing. Be sure to
plan carefully
before using these
policy benefits.

If you withdraw a
larger amount than
you've paid into
your policy, your
withdrawal may be
considered taxable
income.

For more
information, see
Variable life
insurance and your
taxes.
                      ---------------------------------------------------------
Making withdrawals     You can withdraw part of your policy's net cash
                       surrender value starting on your policy's first
You can choose to      anniversary. Here's how it works:
receive your           . You must send us a written request that's signed by
withdrawal in a          all joint owners.
lump sum or use it     . Each withdrawal must be at least $200, and the net
to buy an income         cash surrender value of your policy after the
benefit. Please see      withdrawal must be at least $500.
the discussion
about income           . If your policy has an outstanding loan amount, the
benefits in General      maximum withdrawal you can take is the amount, if
information about        any, by which the cash surrender value just before
your policy.             the withdrawal exceeds the outstanding loan amount
                         divided by 90%.

We will not accept
your request to        . We'll charge you $25 for each withdrawal you make.
make a withdrawal
if it will cause       . If you do not tell us which investment options to
your policy to           take the withdrawal from, we'll deduct the withdrawal
become a modified        and the withdrawal charge from all of your investment
endowment contract,      options in proportion to the accumulated value you
unless you've told       have in each option.
us in writing that
you want your          . The accumulated value, cash surrender value and net
policy to become a       cash surrender value of your policy will be reduced
modified endowment       by the amount of each withdrawal.
contract.
                       . If the person insured under the policy dies after
                         you've sent a withdrawal request to us, but before we've made the withdrawal, we'll deduct the amount of the withdrawal from any death benefit proceeds owing.

                       How withdrawals affect your policy's death benefit Making a withdrawal will affect your policy's death benefit in the following ways:
                       . if your policy's death benefit does not equal the
                         guideline minimum death benefit, the death benefit will decrease by the amount of your withdrawal.
                       . if your policy's death benefit equals the guideline
                         minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.

                       How withdrawals affect your policy's face amount
                       If you've chosen death benefit Option B or Option C, making a withdrawal does not reduce your policy's face amount.

                       If you've chosen death benefit Option A, a withdrawal may reduce your face amount. You can make one withdrawal during each of the first 15 policy years of up to 10% of the total premium payments you've made without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the amount, if any, by which the face amount exceeds the death benefit immediately before the withdrawal, minus the amount of the withdrawal.

                      ---------------------------------------------------------
Taking out a loan
                       You can borrow money from us any time while your policy
The amount in the      is in force either by sending us a request in writing,
loan account, plus     or over the telephone. You'll find more information
any interest you       about requesting a loan by telephone in M's Versatile
owe, is referred to    Product basics.
throughout this
prospectus as your     When you borrow money from us, we use your policy's
outstanding loan       accumulated value as security. You pay interest on the
amount. Your policy    amount you borrow. The accumulated value set aside to
refers to this         secure your loan also earns interest. Here's how it
amount as policy       works:
debt.

Taking out a loan      . To secure the loan, we transfer an amount equal to
will affect the          the amount you're borrowing from your accumulated
growth of your           value in the investment options to the loan account.
policy's                 We'll transfer this amount from your investment
accumulated value,       options in proportion to the accumulated value you
and may affect the       have in each option, unless you tell us otherwise.
death benefit.         . Interest owing on the amount you've borrowed accrues
                         daily at an annual rate of 3.25%. Interest that has
                         accrued during the policy year is due on your policy
An example               anniversary. If you do not pay the interest when it's
For a policy in          due, we'll add it to the amount of your loan and
policy year 5 with:      begin accruing interest on it from the day it was
 . accumulated value      due. We'll also transfer an amount equal to the
  of $100,000            interest that was due, from your policy's accumulated
 . an outstanding         value to the loan account. We'll transfer this amount
  loan amount of         from your investment options in proportion to the
  $60,000                accumulated value you have in each option, unless you
 . a most recent          tell us otherwise.
  monthly charge of
  $225                 . The amount in the loan account earns interest daily
                         at an annual rate of 3.0%. On your policy
The maximum amount       anniversary, we transfer the interest that's been
you can borrow is        credited to the loan account proportionately to your
the greater of:          investment options according to your most recent
                         allocation instructions.
$25,500 ((90% X
($100,000 -            How much you can borrow
$5,000)) - $60,000)    The minimum amount you can borrow is $200, unless there
                       are other restrictions in your state. You can borrow up
or                     to the larger of the following amounts:

$32,076.51             . 90% of the accumulated value in the investment
(a X (b / c)) - d,       options, less any surrender charges that would apply
where:                   if you surrendered your policy on the day you took
a = $92,300              out the loan.
    ($100,000 -        . the result of a X (b / c) - d, where:
    $5,000 - ($12 X      a = the accumulated value of your policy less any
    $225))                   surrender charges that would have applied if you
                             surrendered your policy on the day you took out
b = 1.03                     the loan, and less 12 times the most recent
c = 1.0325                   monthly charge
d = $60,000)
                         b = 1.03
                         c = 1.0325
                         d = any outstanding loan amount.

                       Paying off your loan
                       You can pay off all or part of the loan any time while your policy is in force. Unless you tell us otherwise, we'll generally transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the fixed options, up to the amount originally transferred from the fixed options to the loan account. We'll then transfer any excess amount to your variable investment options according to your most recent allocation instructions.

                       While you have an outstanding loan, we'll treat any money you send us as a loan payment unless you tell us otherwise in writing.

WITHDRAWALS, SURRENDERS AND LOANS

Your outstanding       What happens if you do not pay off your loan
loan amount could      If you do not pay off your loan, we'll deduct the
result in taxable      amount in the loan account, including any interest you
income if you          owe, from one of the following:
surrender your
policy, if your        . the death benefit proceeds before we pay them to your
policy lapses, or        beneficiary
if your policy is a
modified endowment     . the cash surrender value if you surrender your policy
contract. You
should talk to your    . the amount we refund if you exercise your right to
tax advisor before       cancel.
taking out a loan
under your policy.     Taking out a loan, whether or not you repay it, will
See Taking out a       have a permanent effect on the value of your policy.
loan in Variable       For example, while your policy's accumulated value is
life insurance and     held in the loan account, it will miss out on the
your taxes.            potential earnings available through the variable
                       investment options. The amount of interest you earn on the loan account may be less than the amount of interest you would have earned from the fixed options.
                       These could lower your policy's accumulated value, which could reduce the amount of the death benefit.

                       When a loan is outstanding, the amount in the loan account is not available to help pay for any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover the policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.
                      ---------------------------------------------------------

                       You can use your policy's loan and withdrawal features
Ways to use your       to supplement your income, for example, during
policy's loan and      retirement.
withdrawal features
                       Using your policy to supplement your income does not
If you're              change your rights or our obligations under the policy.
interested in using    The terms for loans and withdrawals described in this
your life insurance    prospectus remain the same.
policy to
supplement your        Here are some things you should consider when setting
retirement income,     up an income stream:
please contact us
for more               . the rate of return you expect to earn on your
information.             investment options

                       . how long you would like to receive regular income
We can provide you
with illustrations     . the amount of accumulated value you want to maintain
that give you            in your policy.
examples of how
this could affect      Understanding the risks
the accumulated        Setting up an income stream may not be suitable for all
value, net cash        policy owners. It's important to understand the risks
surrender value and    that are involved in using your policy's loan and
death benefit of       withdrawal features.
your policy based
on different           You must always leave enough accumulated value in your
hypothetical gross     policy to help ensure your policy will continue to
rates of return. We    qualify as life insurance and will not lapse. Your
will not use a         policy will lapse if there is not enough accumulated
higher rate than       value, after subtracting any outstanding loan amount,
12%, and will          to cover the monthly charge on the day we make the
always compare it      deduction and the grace period expires. If your policy
with a rate of 0%      lapses, we'll end your life insurance coverage.
based on guaranteed
insurance costs.       There are also charges associated with reinstating a
                       lapsed policy.

The hypothetical
rates of return are    You should consult with your financial adviser and
illustrative of        carefully consider how much you can withdraw and borrow
past or future         from your policy each year to set up your income
results. Policy        stream.
values and benefits
would be different     Remember that the performance of your investment
from those shown in    options also affects your policy's accumulated value.
the illustrations      Poor performance can increase the danger of your policy
if:                    lapsing. And as the cost of insurance generally
                       increases with the age of the person insured by the
 . the gross annual     policy, this can also reduce the accumulated value.
  rates of return
  are different
  from the
  hypothetical
  rates
 . premiums were not
  paid as
  illustrated
 . loan interest was
  paid when due.

You can also ask       In addition, you should carefully review the policy
for accompanying       statements we send you. Your statements will allow you
charts and graphs      to monitor your policy's accumulated value, less your
that compare           outstanding loan amount, to ensure your policy can
results from           continue to support the income stream you have chosen.
various retirement
strategies.            If your policy lapses or you surrender your policy
                       after you have taken out a loan, you could face
You can ask your       significant income tax liability in the year of the
registered             lapse or surrender. Any outstanding loan amount will
representative for     automatically be repaid when your policy lapses or you
illustrations          surrender your policy. You could be taxed to the extent
showing how policy     that the net surrender value plus the outstanding loan
charges may affect     amount repaid exceeds the cost basis of your policy.
existing
accumulated value      Interest on a loan is due to us on each policy
and how future         anniversary. If we do not receive the interest when
withdrawals and        due, we'll add it to the outstanding loan amount and
loans may affect       begins accruing interest on it from the day it was due.
the accumulated        This has a compounding effect and can add to your
value and death        income tax liability.
benefit.
                       If the person insured by the policy dies, we'll deduct
Tax issues are         any outstanding loan amount from the death benefit.
described in detail    This means the death benefit proceeds will be less than
in Variable            the death benefit and may be less than the face amount.
insurance and your
taxes.

                      ---------------------------------------------------------
Surrendering your
policy
                       You can surrender or cash in your policy at any time
You can choose to      while the person insured by the policy is still living.
receive your money     Your policy's cash surrender value is its accumulated
in a lump sum or       value less any surrender charge that applies. The net
use it to buy an       cash surrender value equals your policy's cash
income benefit.        surrender value after deducting any outstanding loan
Please see the         amount.
discussion about
income benefits in     Here are some things you need to know about
General information    surrendering your policy:
about your policy.     . You must send us your policy and a written request.
                       . We'll send you the policy's net cash surrender value.
                         If you surrender your policy during the first 10
If you increase          policy years, we'll deduct a surrender charge that
your policy's face       helps cover our costs for underwriting, issuing and
amount, we'll send       distributing our policies.
you a supplemental
schedule of            . Your policy's surrender charge is based on the
benefits that            initial face amount of your policy and will never be
shows the                greater than the maximum surrender charge. The
surrender charge         maximum surrender charge is calculated at a rate that
associated with          is based on the age and risk class of the person
the increase.            insured by the policy, and each $1,000 of initial
                         face amount.
                       . There's no surrender charge on the initial face
                         amount after 10 policy years.
                       . We guarantee the surrender charge rates will not
                         increase.
                       . If you increase your policy's face amount, each
                         increase has a surrender charge and maximum surrender charge, based on the amount of the increase, for 10 years.
                       . If you decrease the face amount, the decrease will
                         not affect your policy's surrender charge or maximum surrender charge.

WITHDRAWALS, SURRENDERS AND LOANS

                      ---------------------------------------------------------
Sample rates for       How we calculate the surrender charge
the surrender          The surrender charge is assessed against your policy's
charge appear in       accumulated value. They are based on the age and risk
Appendix B.            class of the person insured by the policy, as well as
                       the death benefit option you choose, for each $1,000 of
An example             the initial face amount of your policy.
For a policy:
 . that insures a       The amount of the surrender charge does not change
  male non-smoker      during the first policy month. We reduce the charge by
  who is age 45        0.8403% each month until it reaches zero at the end of
  when the policy      10 policy years.
  is issued
 . with an initial
  face amount of
  $350,000.
                       The maximum surrender charge on the initial face amount
For death benefit      of your policy will never be more than $6.00 per $1,000
Option A and           of initial face amount.
Option C, the
surrender charge
is:

 . $724.50 at issue
  (($350,000 /
  $1,000) X 2.07)
 . $219.19 at the
  end of the
  seventh policy
  year ($724.50 -
  ($724.50 X .8403%
  X 83 months))

For death benefit
Option B, the
surrender charge
is:

 . $1,029.00 at
  issue (($350,000
  / $1,000) X 2.94)
 . $311.32 at the
  end of the
  seventh policy
  year ($1,029.00 -
  ($1,029.00 X
  .8403% X 83
  months))

GENERAL INFORMATION ABOUT YOUR POLICY

                       This section tells you some additional things you should know about your policy.

                      ---------------------------------------------------------
Income benefit         If you surrender or make a withdrawal from your policy,
                       you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

                       The following is one income benefit available under the M's Versatile Product policy:

                       . The income benefit is based on the life of the person
                         receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                       . We'll pay a monthly income for at least 10 years
                         regardless of whether the person receiving the income is still alive.
                       . After 10 years, we'll only pay the monthly income for
                         as long as the person receiving it is still alive.
                       . The minimum monthly income benefit calculated must be
                         at least $100.
                       . For this income benefit, the amount you receive will
                         always be at least as much as the amount guaranteed by your policy.

                      ---------------------------------------------------------
Substituting the       Starting on your policy's first anniversary, you can
person insured by      apply to substitute the person insured by your policy.
your policy            You must apply in writing and we must receive
                       satisfactory evidence of insurability of the new person
If you substitute      to be insured by the policy. You can only add riders on
the person insured     the new person insured by the policy if we approve the
by the policy,         addition of the riders.
we'll send you a
revised schedule of    The substitution will become effective on the first
benefits.              monthly payment date after we approve your request. We
                       may have to adjust the face amount, accumulated value, surrender charge and policy charges to reflect the substitution.

                       We can refuse your request to substitute if, among other reasons:

                       . we would be required to end the policy in order to
                         comply with new guideline premium limits under tax law
                       . we would be required to make distributions from your
                         policy's accumulated value that are greater than the net cash surrender value.

GENERAL INFORMATION ABOUT YOUR POLICY

                      ---------------------------------------------------------
Paying the death       If the person insured by the policy, whether sane or
benefit in the case    insane, commits suicide within two years of the policy
of suicide             date, death benefit proceeds will be the total of all
                       premiums you've paid, less any outstanding loan amount and any withdrawals you've made.

                       If you've substituted the person insured by the policy and that person, whether sane or insane, commits suicide within two years of the day the substitution was made, we'll calculate death benefit proceeds differently. Proceeds will be limited to the net cash surrender value of your policy as of the day the substitution was made, less any increase in any outstanding loan amount, any withdrawals you've made, and any dividends we've paid in cash, since the day the substitution was made.

                      ---------------------------------------------------------
Replacement of life    The term replacement has a special meaning in the life
insurance or           insurance industry. Before you make a decision to buy,
annuities              we want you to understand what impact a replacement may
                       have on your existing insurance policy.

                       A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

                       . lapsed, forfeited, surrendered or partially
                         surrendered, assigned to the replacing insurer, or otherwise terminated
                       . converted to reduced paid-up insurance, continued as
                         extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                       . amended to effect either a reduction in benefits or
                         in the term for which coverage would otherwise remain in force or for which benefits would be paid
                       . reissued with any reduction in cash value, or . pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                       There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

                      ---------------------------------------------------------
Errors on your
application
                       If the age or gender of the person insured by your
If unisex cost of      policy is stated incorrectly on your application, the
insurance rates        death benefit under your policy will be the greater of
apply to your          the following:
policy, we will not
adjust the face        . the amount of death benefit that would be purchased
amount if we             by the most recent cost of insurance charge for the
discover that            correct age and gender or
gender has been        . the guideline minimum death benefit for the correct
stated incorrectly       age and gender.
on your
application.           We'll adjust the accumulated value by recalculating all
                       previous cost of insurance charges and other monthly deductions based on the correct age and gender.

                      ---------------------------------------------------------
Contesting the         We have the right to contest the validity of your
validity               policy for two years from the policy date. Once your
of your policy         policy has been in force for two years from the policy
                       date during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy that you reinstate for two years from the day that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the lifetime of the person insured by the policy, we generally lose the right to contest its validity. During this period, we may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                       We have the right to contest the validity of an increase in the face amount of a policy for two years from the day the increase becomes effective. Once the increased face amount has been in force for two years during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       We also have the right to contest the validity of a policy if there has been a substitution to the person insured by the policy. We can contest a policy's validity for two years from the day the substitution becomes effective. Once the substitution has been in force for two years during the lifetime of the person insured by the policy, we generally lose the right to contest its validity.

                       Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time. The policy will terminate upon successful contest with respect to the person insured by the policy.

                      ---------------------------------------------------------
Assigning your
policy as
collateral
                       You can assign your policy as collateral to secure a
Assigning a policy     loan, mortgage, or other kind of debt. Here's how it
that's a modified      works:
endowment contract
may generate           . An assignment does not change the ownership of the
taxable income and       policy.
a 10% penalty tax.     . After the policy has been assigned, your rights and
                         the rights of your beneficiary will be subject to the assignment. The entire policy, including any income benefit, rider, benefit and endorsement, will also be subject to the assignment.
                       . We're not responsible for the validity of any
                         assignment.
                       . We must receive and record a copy of the original
                         assignment in a form that's acceptable to us before we'll consider it binding.
                       . Unless otherwise provided, the person or organization
                         you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                      ---------------------------------------------------------
Non-participating      This policy will not share in any of our surplus
                       earnings.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                       This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It's based on the Internal Revenue Code of 1986, as amended, (the tax code) and does not cover any state or local tax laws.

The tax                This is not a complete discussion of all federal income
consequences of        tax questions that may arise under the policy. There
owning a policy or     are special rules that we do not include here that may
receiving proceeds     apply in certain situations.
from it may vary by
jurisdiction and       We do not know whether the current treatment of life
according to the       insurance policies under current federal income tax or
circumstances of       estate or gift tax laws will continue. We also do not
each owner or          know whether the current interpretations of the laws by
beneficiary.           the IRS or the courts will remain the same. Future
                       legislation may adversely change the tax treatment of
Speak to a             life insurance policies, other tax consequences
qualified tax          described in this discussion or tax consequences that
adviser for            relate directly or indirectly to life insurance
complete               policies.
information about
federal, state and     We do not make any guarantees about the tax status of
local taxes that       your policy, and you should not consider the discussion
may apply to you.      that follows to be tax advice.

                      ---------------------------------------------------------
Tax treatment of       Definition of life insurance
life insurance         We believe that the policy qualifies as life insurance.
policies               That means it will receive the same tax advantages as a
                       conventional fixed life insurance policy. The two main
In order to qualify    tax advantages are:
as a life insurance
contract for           . In general, your policy's beneficiary will not be
federal income tax       subject to federal income tax when he or she receives
purposes, the            the death benefit proceeds. This is true regardless
policy must meet         of whether the beneficiary is an individual,
the statutory            corporation, or other entity.
definition of life     . You'll generally not be taxed on any or all of your
insurance.               policy's accumulated value unless you receive a cash
                         distribution by making a withdrawal, surrendering
Death benefits may       your policy, or in some instances, taking a loan from
be excluded from         your policy.
income under
Section 101(a) of      The tax laws defining life insurance, however, do not
the tax code.          cover all policy features. Your policy may have
                       features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to address many issues concerning the treatment of substandard risk policies and policies with term insurance on the person insured by the policy. We can make changes to your policy if we believe the changes are needed to ensure that your policy continues to qualify as a life insurance contract.

                       Tax regulations deal with allowable charges for mortality costs and other expenses that are used in calculating whether a policy qualifies as life insurance. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

                       The Treasury Department has issued proposed regulations about reasonable standards for mortality charges. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of      Diversification rules and ownership of the separate
the tax code           account
describes the          Your policy will not qualify for the tax benefit of a
diversification        life insurance contract unless the separate account
rules.                 follows certain rules requiring diversification of
                       investments underlying the policy. In addition, the IRS
For more               requires that the policyholder does not have control
information about      over the underlying assets.
diversification
rules, please see      The Treasury Department has announced that the
Managing the           diversification rules "do not provide guidance
Pacific Select Fund    concerning the circumstances in which it will treat an
in the accompanying    investor, rather than the insurance company, as the
Pacific Select Fund    owner of the assets in a separate account." The IRS
prospectus and         treats a variable policy owner as the owner of separate
Distributions and      account assets if he or she has the ability to exercise
Taxes in the           investment control over them. Owners of the assets are
accompanying M Fund    taxed on any income or gains the assets generate.
prospectus.            Although the Treasury Department announced it would
                       provide further guidance on the issue, it had not done so when we wrote this prospectus.

                       No IRS rulings deal with policies that have exactly the same ownership rights as your policy. Since you have additional flexibility in allocating premiums and policy values, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                       We do not know what will be in future Treasury Department regulations. We cannot guarantee that the portfolios of the Pacific Select Fund or the M Fund will be able to operate as currently described in the prospectus, or that either of the funds will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges       Policy exchanges
fall under Section     If you exchange your entire policy for another one that
1035(a) of the tax     insures the same person, it generally will be treated
code.                  as a tax-free exchange and, if so, will not result in
                       the recognition of gain or loss. If the person insured by the policy is changed, the exchange will be treated as a taxable exchange.

                       Change of ownership
                       You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special      Corporate owners
rules for              There are special tax issues for corporate owners:
corporate-owned
policies. You          . using your policy to fund deferred compensation
should consult your      arrangements for employees has special tax
tax adviser.             consequences
                       . corporate ownership of a policy may affect your
                         exposure to the alternative minimum tax and the
Section 59A of the       environmental tax.
tax code deals with
the environmental
tax.

VARIABLE LIFE INSURANCE AND YOUR TAXES

                      ---------------------------------------------------------
Conventional life      The tax treatment of your policy will depend upon
insurance policies     whether it is a type of contract known as a modified
                       endowment contract. We describe modified endowment
Under Section 7702A    contracts later in this section. If your policy is not
of the tax code,       a modified endowment contract, it will be treated as a
policies that are      conventional life insurance policy and will have the
not classified as      following tax treatment:
modified endowment
contracts are taxed    Surrendering your policy
as conventional        When you surrender, or cash in, your policy, you'll
life insurance         generally be taxed on the difference, if any, between
policies.              the cash surrender value and the cost basis in your
                       policy.
The cost basis in
your policy is         Making a withdrawal
generally the          If you make a withdrawal after your policy has been in
premiums you've        force for 15 years, you'll only be taxed on the amount
paid plus any          you withdraw that exceeds the cost basis in the policy.
taxable
distributions less     Special rules apply if you make a withdrawal within the
any withdrawals or     first 15 policy years and it's accompanied by a
premiums previously    reduction in benefits. In this case, there is a special
recovered that were    formula under which you may be taxed on all or a
not taxable.           portion of the withdrawal amount.

                       Taking out a loan
                       If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                       Loans and corporate-owned policies
                       If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20% owners, officers, directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

                      ---------------------------------------------------------
Modified endowment     A modified endowment contract is a special type of life
contracts              insurance policy. If your policy is a modified
                       endowment contract, it will have the tax treatment
Section 7702A of       described below. Any distributions you receive during
the tax code           the life of the policy are treated differently than
defines a class of     under conventional life insurance policies.
life insurance         Withdrawals, loans, pledges, assignments and the
policies known as      surrender of your policy are all considered
modified endowment     distributions and may be subject to tax on an income-
contracts. Like        first basis and a 10% penalty.
other life
insurance policies,    When a policy becomes a modified endowment contract
the death benefit      A life insurance policy becomes a modified endowment
proceeds paid to       contract if, at any time during the first seven policy
your beneficiary       years, the sum of actual premiums paid exceeds the
generally are not      seven-pay limit. The seven-pay limit is the cumulative
subject to federal     total of the level annual premiums (or seven-pay
income tax and your    premiums) required to pay for the policy's future death
policy's               and endowment benefits.
accumulated value
grows on a tax-
deferred basis
until you receive a
cash distribution.

If there is a
material change to
your policy, like a
change in the death
benefit, we may
have to retest your
policy and restart
the seven-pay
premium period to
determine whether
the change has
caused the policy
to become a
modified endowment
contract.

                       For example, if the seven-pay premiums were $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, an M's Versatile Product policy may or may not be a modified endowment contract, depending on the amount of premiums paid during the policy's first seven contract years or after a material change has been made to the policy.

                       Surrendering your policy
                       If you surrender your policy, you're taxed on the amount by which the cash surrender value exceeds the cost basis in the policy.

                       Making a withdrawal or taking out a loan
                       If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                       All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                       10% penalty tax
                       If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount.

                       A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

                       . you're at least 59 1/2 years old
                       . you're receiving an amount because you've become
                         disabled
                       . you're receiving an amount that's part of a series of
                         substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                       Distributions before a policy becomes a modified endowment contract
                       If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

                      ---------------------------------------------------------
Policy riders
                       Accelerated living benefits rider
Please see the         Amounts received under this rider should be generally
discussion of          excluded from taxable income under Section 101(g) of
optional riders in     the tax code.
The death benefit.
                       Benefits under the rider will be taxed, however, if
Please consult with    they are paid to someone other than a person insured by
your tax adviser if    the policy, and the person insured by the policy:
you want to
exercise your          . is a director, officer or employee of the person
rights under this        receiving the benefit, or
rider.                 . has a financial interest in a business of the person
                         receiving the benefit.

ABOUT PACIFIC LIFE

                       Pacific Life Insurance Company is a life insurance company based in California. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, pension and institutional products, group employee benefits, broker-dealer operations, and investment advisory services. At the
                       end of 1999, we had over $     billion of individual
                       life insurance and total admitted assets of
                       approximately $     billion. In 1999, we were ranked
                       the      largest life insurance carrier in the U.S. in
                       terms of admitted assets.

                       Pacific Life, together with its affiliated enterprises, has total assets and funds under management of $ billion. We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our principal office is at 700 Newport Center Drive, Newport Beach, California 92660.

                      ---------------------------------------------------------
How we're organized    Pacific Life was established on January 2, 1868 under
                       the name, Pacific Mutual Life Insurance Company of
                       California. It was reincorporated as Pacific Mutual
                       Life Insurance Company on July 22, 1936. On September
                       1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company.
                       Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

                       Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                      ---------------------------------------------------------
How policies are       Pacific Mutual Distributors, Inc. (PMD), our
distributed            subsidiary, is the distributor of our policies. PMD is
                       located at 700 Newport Center Drive, Newport Beach,
                       California 92660.

                       PMD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers (NASD). We pay PMD for its services as our distributor.

                       The policies are sold by registered representatives of broker-dealers who have signed agreements with us and PMD. Registered representatives must be licensed to sell variable life insurance under the state insurance and securities regulations that apply. Broker-dealers must be registered with the SEC.

                       How we pay broker-dealers
                       We pay broker-dealers commission for promoting, marketing and selling our policies. Broker-dealers pay a portion of the commission to their registered representatives, under their own arrangements.

                       Commissions are based on "target" premiums we determine. The commission we pay will vary with the agreement, but the most common schedule of commissions we pay is:

A target premium is
a hypothetical         . 65% of premiums paid up to the first target premium
premium that is        . 32% of premiums paid up to the second target premium
used only to           . 12% of the premiums paid under targets 3-10
calculate              . 3% of premiums paid in excess of the 10th target
commissions. It          premium.
varies with the
death benefit          We may pay broker-dealers an annual renewal commission
option you choose,     of up to 0.20% of a policy's accumulated value less any
the age of the         outstanding loan amount. We calculate the renewal
person insured by      amount monthly and it becomes payable on each policy
the policy on the      anniversary.
policy date, and
the gender (unless     We may also pay override payments, expense and
unisex rates are       marketing allowances, bonuses, wholesaler fees and
required) and risk     training allowances.
class of the person
insured by the         Registered representatives who meet certain sales
policy.                levels can qualify for sales incentives programs we
                       sponsor. We may also pay them non-cash compensation
                       like expense-paid trips, expense-paid educational
                       seminars, and merchandise. They can choose to receive
A policy's target      their compensation on a deferred basis.
premium will be
less than the
policy's guideline
level premiums.

                      ---------------------------------------------------------
How our accounts       We own the assets in our general account and our
work                   separate account. We allocate your net premiums to
                       these accounts according to the investment options you've chosen.

                       General account
We can provide you     Our general account includes all of our assets, except
with reports of our    for those held in our separate accounts. We guarantee
ratings as an          you an interest rate for up to one year on any amount
insurance company      allocated to the fixed options. The rate is reset
and our ability to     annually. The fixed options are part of our general
pay claims with        account, which we may invest as we wish, according to
respect to our         any laws that apply. We'll credit the guaranteed rate
general account        even if the investments we make earn less. Our ability
assets.                to pay these guarantees is backed by our strength as a
                       company.

                       The fixed options are not securities, so they do not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed options. However, other federal securities laws may apply to the accuracy and completeness of the disclosure about the fixed options.

                       Separate account
You'll find the        Amounts allocated to the variable investment options
audited financial      are held in our separate account. The assets in this
statements for the     account are kept separate from the assets in our
Pacific Select Exec    general account and our other separate accounts, and
separate account       are protected from our general creditors.
later in this
section of the         The separate account was established on May 12, 1988
prospectus.            under California law under the authority of our Board
                       of Directors. It's registered with the SEC as a type of
This section of the    investment company called a unit investment trust. The
prospectus also        SEC does not oversee the administration or investment
includes the           practices or policies of the account.
audited
consolidated           The separate account is divided into variable accounts.
financial              Each variable account invests in shares of a designated
statements for         portfolio of the Pacific Select Fund or the M Fund. We
Pacific Life, which    may add variable accounts that invest in other
we include to show     portfolios of these funds or in other securities.
our strength as a
company and our
ability to meet our
obligations under
the policies.

ABOUT PACIFIC LIFE

                       We're the legal owner of the assets in the separate account, and pay its operating expenses. The separate account is operated only for our variable life insurance policies. We must keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can transfer any amount that's more than these anticipated obligations to our general account. Some of the money in the separate account may include charges we collect from the account and any investment results on those charges.

The separate           We cannot charge the assets in the separate account
account is not the     attributable to our reserves and other liabilities
only investor in       under the policies funded by the account with any
the Pacific Select     liabilities from our other business.
Fund or the M Fund.
Investment in the      Similarly, the income, gains or losses, realized or
funds by other         unrealized, of the assets of any variable account
separate accounts      belong to that variable account and are credited to or
for variable           charged against the assets held in that variable
annuity contracts      account without regard to our other income, gains or
and variable life      losses.
insurance contracts
could cause            Making changes to the separate account
conflicts. For more    We can add, change or remove any securities that the
information, please    separate account or any variable account holds or buys,
see the Statements     as long as we comply with the laws that apply.
of Additional
Information for the    We can substitute shares of one Pacific Select Fund
Pacific Select Fund    portfolio or M Fund portfolio with shares of another
and for the M Fund.    portfolio or fund if:

                       . any portfolio is no longer available for investment
                       . our management believes that a portfolio is no longer
                         appropriate in view of the purposes of the policy.

                       We'll give you any required notice or receive any required approval from policy owners or the SEC before we substitute any shares. We'll comply with the filing or other procedures established by insurance regulators as required by law.

                       We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate accounts or they may invest in a new portfolio of the Pacific Select Fund or the M Fund, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

                       We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to existing policy owners.

                       We can also eliminate any of our variable accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                       If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

                       If we believe it's in the best interests of people holding voting rights under the policies and we meet any required regulatory approvals we can do the following:

                       . operate the separate account as a management
                         investment company, unit investment trust, or any other form permitted under securities or other laws
                       . register or deregister the separate account under
                         securities law
                       . combine the separate account with one of our other
                         separate accounts or our affiliates' separate accounts
                       . combine one or more variable accounts
                       . create a committee, board or other group to manage
                         the separate account
                       . change the classification of any variable account.

                       Taxes we pay
                       We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the policy. If these taxes increase significantly, we may deduct them from the separate account.

                       We may charge the separate account for any federal, state and local taxes that apply to the separate account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

                      ---------------------------------------------------------
Voting rights          We're the legal owner of the shares of the Pacific
                       Select Fund and the M Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                       Your voting interest is calculated as of a day set by the Board of Trustees of the Pacific Select Fund or the Board of Directors of M Fund, called the record date. Your voting interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                       We'll send you documents from the Pacific Select Fund and the M Fund called proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                       We'll vote shares of any portfolio we hold in our general account in the same proportion as the total votes for all of our separate accounts, including this separate account. We'll vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

                       If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                       When required by state insurance regulatory authorities, we may disregard voting instructions that:

                       . would change a portfolio's investment objective or
                         subclassification
                       . would approve or disapprove an investment advisory
                         contract.

ABOUT PACIFIC LIFE

                       We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment policy, investment adviser or portfolio manager if:

                       . our disapproval is reasonable
                       . we determine in good faith that the change would be
                         against state law or otherwise be inappropriate, considering the portfolio's objectives and purpose, and considering what effect the change would have on us.

                       If we disregard any voting instructions, we'll include a summary of the action we took and our reasons for it in the next report to policy owners.

                      ---------------------------------------------------------
Illustrations          We will provide you with illustrations based on
                       different sets of assumptions upon your request. You
If you ask us,         can request such illustrations at any time.
we'll provide you      Illustrations may help you understand how your policy
with different         values would vary over time based on different
kinds of               assumptions. We have filed examples of such an
illustrations.         illustration as an exhibit to the registration
                       statement that relates to the policy on file with the SEC.

 . Illustrations
  based on
  information you
  give us about the
  age of the person
  to be insured by
  the policy, their
  risk class, the
  face amount, the
  death benefit and
  premium payments.

 . Illustrations
  that show the
  allocation of
  premium payments
  to specified
  variable
  accounts. These
  will reflect the
  expenses of the
  portfolio of the
  Fund in which the
  variable account
  invests.

 . Illustrations
  that use a
  hypothetical
  gross rate of
  return that's
  greater than 12%.
  These are
  available only to
  certain large
  institutional
  investors.

                      ---------------------------------------------------------
State regulation       We're subject to the laws of the state of California
                       governing insurance companies and to regulations issued by the Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                       An annual statement in a prescribed form must be filed with the Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

                      ---------------------------------------------------------
Legal proceedings      The separate account is not involved in any legal
and legal matters      proceedings that would have a material effect on policy
                       owners.

                       Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the policies under California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price & Rhoads.

                      ---------------------------------------------------------
Registration           We've filed a registration statement with the SEC for
statement              M's Versatile Product, under the Securities Act of
                       1933. The SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it from the SEC's office in Washington, D. C. They may charge you a fee.

                      ---------------------------------------------------------
Management             The following is a list of our directors and certain
                       officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                       The business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

ABOUT PACIFIC LIFE

  NAME AND POSITION    PRINCIPAL OCCUPATION DURING THE LAST FIVE YEARS

  Thomas C. Sutton     Director, Chairman of the Board and Chief Executive Officer of Pacific Life;
  Director, Chairman   Director, Chairman of the Board and Chief Executive Officer of Pacific LifeCorp,
  of the Board and     August 1997 to present; Director, Chairman of the Board and Chief Executive Officer
  Chief Executive      of Pacific Mutual Holding Company, August 1997 to present; Trustee and Chairman of
  Officer              the Board and Former President of Pacific Select Fund; Director and Chairman of the
                       Board of Pacific Life & Annuity Company (formerly known as PM Group Life Insurance
                       Company); Management Board Member of PIMCO Advisors L.P., December 1997 to present;
                       Former Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                       Corinthian Life Insurance Company; Director of Newhall Land & Farming; The Irvine
                       Company; Edison International; and similar positions with other affiliated companies of Pacific Life.

  Glenn S. Schafer     Director (since November 1994) and President (since January 1995) of Pacific Life;
  Director and         Executive Vice President and Chief Financial Officer of Pacific Life, April 1991 to
  President            January 1995; Director and President of Pacific LifeCorp, August 1997 to present;
                       Director and President of Pacific Mutual Holding Company, August 1997 to present;
                       President (since February 1999) and Former Trustee of Pacific Select Fund;
                       Management Board Member of PIMCO Advisors L.P., December 1997 to present; Former
                       Equity Board Member of PIMCO Advisors L.P.; Former Director of Pacific Corinthian
                       Life Insurance Company; Director of Pacific Life & Annuity Company; and similar positions with other affiliated companies of Pacific Life.

  Khanh T. Tran        Director (since August 1997), Senior Vice President and Chief Financial Officer of
  Director, Senior     Pacific Life, June 1996 to present; Vice President and Treasurer of Pacific Life,
  Vice President and   November 1991 to June 1996; Senior Vice President and Chief Financial Officer of
  Chief Financial      Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial
  Officer              Officer of Pacific Mutual Holding Company, August 1997 to present; Chief Financial
                       Officer and Treasurer to other affiliated companies of Pacific Life.

  David R. Carmichael  Director (since August 1997), Senior Vice President and General Counsel of Pacific
  Director, Senior     Life; Senior Vice President and General Counsel of Pacific LifeCorp, August 1997 to
  Vice President and   present; Senior Vice President and General Counsel of Pacific Mutual Holding
  General Counsel      Company, August 1997 to present; Director of: Pacific Life & Annuity Company;
                       Association of California Life and Health Insurance Companies and Association of
                       Life Insurance Counsel.

  Audrey L. Milfs      Director (since August 1997), Vice President and Corporate Secretary of Pacific
  Director, Vice       Life; Vice President and Corporate Secretary of Pacific LifeCorp, August 1997 to
  President and        present; Vice President and Secretary of Pacific Mutual Holding Company, August 1997
  Corporate Secretary  to present; Secretary of Pacific Select Fund; similar positions with other affiliated companies of Pacific Life.

  Lynn C. Miller       Executive Vice President, Individual Insurance, of Pacific Life, January 1995 to
  Executive Vice       present; Senior Vice President, Individual Insurance, of Pacific Life, 1989 to 1995;
  President            Executive Vice President of Pacific Life & Annuity Company.

  Edward R. Byrd       Vice President and Controller of Pacific Life; Vice President and Controller of
  Vice President and   Pacific LifeCorp, August 1997 to present; Vice President and Controller of Pacific
  Controller           Mutual Holding Company, August 1997 to present; and similar positions with other affiliated companies of Pacific Life.

  Brian D. Klemens     Vice President and Treasurer of Pacific Life, December 1998 to present; Assistant
  Vice President and   Vice President, Accounting and Assistant Controller of Pacific Life, April 1994 to
  Treasurer            December 1998.

                      ---------------------------------------------------------
Financial
statements             The next several pages contain the audited financial
                       statements for the Pacific Select Exec Separate Account as of December 31, 1999 and the two years then ended.

                       These are followed by the audited consolidated financial statements for Pacific Life as of December 31, 1999 and 1998 and for the three years ended December 31, 1999, which are included in this prospectus only so you can assess our ability to meet our obligations under the policies.

                      ---------------------------------------------------------
Independent
Auditors The audited consolidated financial statements for Pacific Life as of December 31, 1999 and 1998 and for the three years ended December 31, 1999 and the audited financial statements for Pacific Select Exec Separate Account as of December 31, 1999 and for the two years ended December 31, 1999 included in this prospectus
                       have been audited by          , independent auditors,
                       as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                        [Financials to be Updated]

     APPENDIX A - MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE: RATES PER
                  $1,000 OF INITIAL FACE AMOUNT

             Death Benefit Option A or C               Death Benefit Option B
       --------------------------------------- ---------------------------------------
            Nonsmoker            Smoker             Nonsmoker            Smoker
Issue  ------------------- ------------------- ------------------- -------------------
 age   Male  Female Unisex Male  Female Unisex Male  Female Unisex Male  Female Unisex
-----  ----- ------ ------ ----- ------ ------ ----- ------ ------ ----- ------ ------
   5   0.062 0.051  0.060  0.062 0.051  0.060  0.149 0.124  0.124  0.149 0.124  0.144
  10   0.062 0.051  0.060  0.062 0.051  0.060  0.149 0.124  0.124  0.149 0.124  0.144
  15   0.062 0.051  0.060  0.062 0.051  0.060  0.149 0.124  0.124  0.149 0.124  0.144
  20   0.115 0.092  0.110  0.146 0.112  0.140  0.256 0.223  0.250  0.267 0.234  0.262
  25   0.140 0.115  0.136  0.180 0.140  0.173  0.291 0.256  0.284  0.301 0.265  0.295
  30   0.163 0.135  0.158  0.207 0.165  0.199  0.328 0.290  0.290  0.337 0.298  0.330
  35   0.191 0.159  0.187  0.238 0.192  0.231  0.376 0.330  0.330  0.384 0.337  0.375
  40   0.260 0.217  0.254  0.324 0.262  0.314  0.440 0.383  0.383  0.448 0.389  0.436
  45   0.360 0.300  0.350  0.448 0.360  0.433  0.518 0.444  0.444  0.527 0.449  0.511
  50   0.458 0.379  0.444  0.564 0.451  0.544  0.613 0.518  0.518  0.625 0.522  0.603
  55   0.548 0.456  0.532  0.669 0.535  0.647  0.729 0.610  0.610  0.743 0.616  0.722
  60   0.718 0.597  0.696  0.866 0.691  0.834  0.796 0.731  0.731  0.866 0.741  0.834
  65   0.917 0.760  0.888  0.947 0.867  0.959  0.917 0.760  0.760  0.947 0.867  0.959
  70   0.926 0.763  0.892  0.930 0.860  0.933  0.926 0.763  0.763  0.930 0.860  0.933
  75   0.920 0.764  0.889  0.920 0.852  0.925  0.920 0.764  0.764  0.920 0.852  0.925
  80   0.910 0.786  0.883  0.910 0.845  0.942  0.910 0.786  0.786  0.910 0.845  0.942
  85   1.060 1.026  1.051  1.067 1.051  1.076  1.060 1.026  1.026  1.067 1.051  1.076
  --   --------------------------------------  --------------------------------------

If the person insured by the policy is assigned a risk classification other than standard, a factor is applied to the M&E risk face amount charge according to the nonstandard table rating assigned to that person insured. If the person insured is assigned a nonstandard rating reflected in the table below, the rate above that applies to the person insured is multiplied by the nonstandard table factor below that applies.

                           NONSTANDARD TABLE FACTORS

                                   Nonstandard Table Number
 Issue  -------------------------------------------------------------------------------
  age    1    2    3    4    5    6    7    8    9    10   11   12   13   14   15   16
 -----  ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ---- ----
 0-45   1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.40 1.45 1.50 1.55 1.60 1.65 1.70 1.75 1.80
  50    1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.40 1.45 1.50 1.55 1.60 1.65 1.65 1.65 1.65
  55    1.05 1.10 1.15 1.20 1.25 1.30 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35 1.35
  60    1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05 1.05
 65-85  1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00 1.00
 -----  -------------------------------------------------------------------------------

Representative figures shown. For issue ages not listed, please ask your registered representative.

     APPENDIX B - SURRENDER CHARGE: CURRENT RATES PER $1,000 OF INITIAL FACE
                AMOUNT

             Death Benefit Option A or C               Death Benefit Option B
       --------------------------------------- ---------------------------------------
            Nonsmoker            Smoker             Nonsmoker            Smoker
Issue  ------------------- ------------------- ------------------- -------------------
 age   Male  Female Unisex Male  Female Unisex Male  Female Unisex Male  Female Unisex
-----  ----- ------ ------ ----- ------ ------ ----- ------ ------ ----- ------ ------
   5   $0.33 $0.26  $0.32  $0.33 $0.26  $0.32  $0.89 $0.74  $0.87  $0.89 $0.74  $0.87
  10   $0.33 $0.26  $0.32  $0.33 $0.26  $0.32  $0.89 $0.74  $0.87  $0.89 $0.74  $0.87
  15   $0.33 $0.26  $0.32  $0.33 $0.26  $0.32  $0.89 $0.74  $0.87  $0.89 $0.74  $0.87
  20   $0.66 $0.53  $0.64  $0.84 $0.64  $0.80  $1.51 $1.33  $1.49  $1.58 $1.39  $1.54
  25   $0.82 $0.67  $0.79  $1.04 $0.80  $0.99  $1.71 $1.50  $1.66  $1.77 $1.55  $1.71
  30   $0.96 $0.79  $0.93  $1.20 $0.95  $1.16  $1.93 $1.70  $1.89  $1.97 $1.75  $1.94
  35   $1.11 $0.93  $1.08  $1.38 $1.11  $1.33  $2.18 $1.92  $2.13  $2.21 $1.96  $2.16
  40   $1.51 $1.26  $1.47  $1.87 $1.50  $1.80  $2.53 $2.20  $2.47  $2.56 $2.23  $2.49
  45   $2.07 $1.73  $2.01  $2.55 $2.05  $2.46  $2.94 $2.53  $2.85  $2.96 $2.55  $2.88
  50   $2.67 $2.23  $2.59  $3.27 $2.62  $3.15  $3.54 $3.00  $3.42  $3.58 $3.01  $3.45
  55   $3.25 $2.72  $3.16  $3.93 $3.16  $3.80  $4.27 $3.60  $4.16  $4.30 $3.60  $4.19
  60   $4.25 $3.54  $4.12  $5.07 $4.07  $4.88  $4.70 $4.28  $4.76  $5.07 $4.31  $4.88
  63   $4.95 $4.13  $4.80  $5.69 $4.69  $5.63  $4.95 $4.45  $4.80  $5.69 $4.69  $5.63
  64   $5.22 $4.35  $5.06  $5.54 $4.93  $5.71  $5.22 $4.47  $5.06  $5.54 $4.93  $5.71
  65   $5.37 $4.48  $5.20  $5.45 $5.06  $5.54  $5.37 $4.48  $5.20  $5.45 $5.06  $5.54
  66   $5.47 $4.56  $5.30  $5.38 $5.14  $5.41  $5.47 $4.56  $5.30  $5.38 $5.14  $5.41
  70   $5.31 $4.43  $5.15  $5.19 $4.94  $5.24  $5.31 $4.43  $5.15  $5.19 $4.94  $5.24
  75   $5.09 $4.26  $4.94  $4.90 $4.69  $4.97  $5.09 $4.26  $4.94  $4.90 $4.69  $4.97
  80   $4.61 $3.88  $4.47  $4.45 $4.21  $4.66  $4.61 $3.88  $4.47  $4.45 $4.21  $4.66
  85   $3.79 $3.21  $3.67  $3.79 $3.38  $3.79  $3.79 $3.21  $3.67  $3.79 $3.38  $3.79
  --   ---------------------------------------------------  -------------------------

If the person insured by the policy is assigned a risk classification other than standard, a factor is applied to the surrender charge rate according to the nonstandard table rating assigned to that person insured. If the person insured is assigned a nonstandard rating reflected in the table of nonstandard table factors at the bottom of Appendix A on the previous page, the rate above that applies to the person insured is multiplied by the nonstandard table factor that applies.

Representative figures shown. For issue ages not listed, please ask your registered representative.

APPENDIX C - DEATH BENEFIT PERCENTAGES

----------------     ----------------    ----------------   ----------------
 Age  Percentage     Age  Percentage     Age  Percentage     Age Percentage
----------------     ----------------    ----------------   ----------------
0-40        250       50         185      60         130       70       115
  41        243       51         178      61         128       71       113
  42        236       52         171      62         126       72       111
  43        229       53         164      63         124       73       109
  44        222       54         157      64         122       74       107
  45        215       55         150      65         120    75-90       105
  46        209       56         146      66         119       91       104
  47        203       57         142      67         118       92       103
  48        197       58         138      68         117       93       102
  49        191       59         134      69         116      >93       101
----------------     ----------------    ----------------   -----------------

M'S VERSATILE PRODUCT  WHERE TO GO FOR MORE INFORMATION

The M's Versatile      For more information about M's Versatile Product,
Product variable       please call or write to us at the address below. You
life insurance         should also use this address to send us any notices,
policy is              forms or requests about your policy.
underwritten by
Pacific Life
Insurance Company.

                      ---------------------------------------------------------
How to contact us      Pacific Life Insurance Company
                       Client Services Department
                       700 Newport Center Drive
                       P.O. Box 7500
                       Newport Beach, California 92658-7500

                       1-800-800-7681
                       7 a.m. through 5 p.m. Pacific time

                      ---------------------------------------------------------
How to contact the     You can also find reports and other information about
SEC                    the policy and separate account from the SEC. The SEC
                       may charge you a fee for this information.

                       Public Reference Section of the SEC
                       Washington, D.C. 20549-6009
                       1-800-SEC-0330
                       Internet: www.sec.gov

                                Underwritten by:

                      [LOGO OF PACIFIC LIFE APPEARS HERE]
                         Pacific Life Insurance Company
                            700 Newport Center Drive
                            Newport Beach, CA 92660
                                 (800) 800-7681

                 Visit us at our web site: www.pacificlife.com


                            [LOGO OF IMSA APPEARS HERE]

                  *Membership promotes ethical market conduct for individual life insurance and annuities

15-21390-01  5/99

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART II. ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

Contents of Registration Statement

This Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.
The cross-reference sheet.

The Prospectus consisting of 64 pages (including illustrations).


The undertaking to file reports.
Representation pursuant to Section 26(e) of the Investment Company Act of 1940. The Signatures.
Written consent of the following person (included in the exhibits shown below):



Dechert Price & Rhoads, Outside Counsel
The following exhibits:


1. (1) (a) Resolution of the Board of Directors of the Depositor dated
           November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. /1/

       (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. /1/

   (2) Inapplicable

   (3) (a) Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network) /1/

       (b) Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers /2/

   (4) Inapplicable

   (5) (a) Flexible Premium Variable Life Insurance Policy /1/

       (b) Annual Renewable Term Rider (form R98-ART) /1/

       (c) Accounting Benefit Rider (form R98-ABR) /1/

       (d) Accelerated Living Benefit Rider (form R92-ABR) /1/

       (e) Spouse Term Rider (form R98-SPT) /1/

       (f) Children's Term Rider (form R84-CT) /1/

       (g) Waiver of Charges (form R98-WC) /2/

       (h) Accidental Death Benefit (form R84-AD) /1/

       (i) Guaranteed Insurability Rider (form R84-GI) /1/

       (j) Disability Benefit Rider (form R84-DB) /1/

       (k) M&E Risk Charge Endorsement /4/

   (6) (a) Bylaws of Pacific Life Insurance Company /1/

       (b) Articles of Incorporation of Pacific Life Insurance Company /1/

  (7)    Inapplicable

  (8)    Inapplicable

  (9)    (a) Participation Agreement between Pacific Life Insurance Company and
             Pacific Select Fund /4/
         (b) M Fund, Inc. Participation Agreement with Pacific Life Insurance Company /4/

  (10) Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire /1/

2. Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered /1/

3.  Inapplicable

4.  Inapplicable

5.  Inapplicable

6.  (a) Inapplicable

    (b) Consent of Dechert Price & Rhoads /1/

7.  (a) Opinion of Actuary

    (b) Form of Illustration of Policy Benefits

8.  Memorandum Describing Issuance, Transfer and Redemption Procedures /1/

9.  Power of Attorney /4/

10. Inapplicable

11. Inapplicable

12. Inapplicable

13. Inapplicable

14. Inapplicable

15. Inapplicable

16. Inapplicable

17. Inapplicable


/1/ Filed as part of Registration Statement on Form S-6 via EDGAR on August 10,
    1998, File No. 333-61135, Accession Number 0001017062-98-001706.

/2/ Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

/3/ Filed as part of Post-Effective Amendment No. 1 to the Registration
    Statement on Form S-6 via EDGAR on April 27, 1999, File No. 333-61135, Accession Number 0001017062-99-000722.

/4/ Filed as part of Post-Effective Amendment No. 2 to the Registration
    Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

UNDERTAKING TO FILE REPORTS

  Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as maybe prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940

  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 2nd day of March, 2000.

                                          PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                                      (Registrant)

                                          BY: PACIFIC LIFE INSURANCE COMPANY
                                                       (Depositor)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, Pacific Life Insurance Company has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 2nd day of March, 2000.

                                         BY: PACIFIC LIFE INSURANCE COMPANY
                                                      (Registrant)

                                          BY: _________________________________
                                              Thomas C. Sutton*
                                              Chief Executive Officer

*BY: /s/ DAVID R. CARMICHAEL
     David R. Carmichael
     as attorney-in-fact


(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment
 No. 2 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and incorporated by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature                     Title                                  Date

____________________          Director, Chairman of the Board        __________ , 2000
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2000
Glenn S. Schafer*

____________________          Director, Senior Vice President and    __________ , 2000
Khanh T. Tran*                Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2000
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2000
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2000
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2000
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2000
Lynn C. Miller*

*BY: /s/ DAVID R. CARMICHAEL                                             March 1, 2000
     David R. Carmichael
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-61135, Accession Number 0001017062-00-000579, and
 incorporated by reference herein.